                                                       Registration No. 33-63179

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549





                         POST-EFFECTIVE AMENDMENT NO. 5

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-2
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



                          ----------------------------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statements.

It is proposed that this filing will become effective (check appropriate box).


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 1998 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Last Survivor Flexible Premium Variable Universal Life Insurance Policies

Approximate date of proposed public offering: Continuously on and after May 1, 1998

[ ]  Check box if it is proposed that this filing will become effective on
     (date) at (time) pursuant to Rule 487.


================================================================================

                                    1 of 115

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                                  CAPTION IN PROSPECTUS

 1................................................................................Nationwide Life Insurance Company
                                                                                  The Variable Account
 2................................................................................Nationwide Life Insurance Company
 3................................................................................Custodian of Assets
 4................................................................................Distribution of The Policies
 5................................................................................The Variable Account
 6................................................................................Not Applicable
 7................................................................................Not Applicable
 8................................................................................Not Applicable
 9................................................................................Legal Proceedings
10................................................................................Information About The Policies; How
                                                                                  The Cash Value Varies; Right to
                                                                                  Exchange for a Fixed Benefit Policy;
                                                                                  Reinstatement; Other Policy
                                                                                  Provisions
11................................................................................Investments of The Variable
                                                                                  Account
12................................................................................The Variable Account
13................................................................................Policy Charges
                                                                                  Reinstatement
14................................................................................Underwriting and Issuance -
                                                                                  Premium Payments
                                                                                  Minimum Requirements for
                                                                                  Issuance of a Policy
15................................................................................Investments of the Variable
                                                                                  Account; Premium Payments
16................................................................................Underwriting and Issuance -
                                                                                  Allocation of Cash Value
17................................................................................Surrendering The Policy for Cash
18................................................................................Reinvestment
19................................................................................Not Applicable
20................................................................................Not Applicable
21................................................................................Policy Loans
22................................................................................Not Applicable
23................................................................................Not Applicable
24................................................................................Not Applicable
25................................................................................Nationwide Life Insurance Company
26................................................................................Not Applicable
27................................................................................Nationwide Life Insurance Company
28................................................................................Company Management
29................................................................................Company Management
30................................................................................Not Applicable
31................................................................................Not Applicable
32................................................................................Not Applicable
33................................................................................Not Applicable
34................................................................................Not Applicable
35................................................................................Nationwide Life Insurance Company
36................................................................................Not Applicable
37................................................................................Not Applicable
38................................................................................Distribution of The Policies
39................................................................................Distribution of The Policies

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS

40................................................................................Not Applicable
41(a).............................................................................Distribution of The Policies
42................................................................................Not Applicable
43................................................................................Not Applicable
44................................................................................How The Cash Value Varies
45................................................................................Not Applicable
46................................................................................How The Cash Value Varies
47................................................................................Not Applicable
48................................................................................Custodian of Assets
49................................................................................Not Applicable
50................................................................................Not Applicable
51................................................................................Summary of The Policies;
                                                                                  Information About The Policies
52................................................................................Substitution of Securities
53................................................................................Taxation of The Company
54................................................................................Not Applicable
55................................................................................Not Applicable
56................................................................................Not Applicable
57................................................................................Not Applicable
58................................................................................Not Applicable
59................................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

    LAST SURVIVOR FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-2


The life insurance policies offered by this prospectus are last survivor flexible premium variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage on two named Insureds with a death benefit payable on the death of the last surviving insured. The Policies afford flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policies are surrendered during the lifetime of either Insured. Nationwide Life Insurance Company (the "Company") guarantees to keep the Policy in force if certain requirements defined within this prospectus are met. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus are designed to meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code").

The Policy Owner may allocate Net Premiums and Cash Value to the Fixed Account and to one or more of the Sub-Accounts. The assets of each Sub-Account will be used to purchase shares, at Net Asset Value, in one or more of the following series of the Underlying Mutual Fund options:


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.                      NEUBERGER & BERMAN ADVISERS
A MEMBER OF THE AMERICAN CENTURYSM FAMILY                       MANAGEMENT TRUST:
OF INVESTMENTS                                                        -AMT Limited Maturity Bond Portfolio
      -American Century VP Balanced                                   -AMT Growth Portfolio
      -American Century VP Capital Appreciation                       -AMT Guardian Portfolio
      -American Century VP Income & Growth                            -AMT Partners Portfolio
      -American Century VP International                        OPPENHEIMER VARIABLE ACCOUNTS FUNDS:
      -American Century VP Value                                      -Oppenheimer Bond Fund
DREYFUS:                                                              -Oppenheimer Global Securities Fund
      -Dreyfus Stock Index Fund, Inc.                                 -Oppenheimer Growth Fund
      -The Dreyfus Socially Responsible Growth                        -Oppenheimer Multiple Strategies Fund
       Fund, Inc.                                               STRONG OPPORTUNITY FUND II, INC. (FORMERLY
DREYFUS VARIABLE INVESTMENT FUND:                               "STRONG SPECIAL FUND II, INC.")
      -Capital Appreciation Portfolio                           STRONG VARIABLE INSURANCE FUNDS, INC.:
      -Growth & Income Portfolio*                                     -Strong Discovery Fund II, Inc.
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:                            -International Stock Fund II
      -VIP Equity-Income Portfolio                              VAN ECK WORLDWIDE INSURANCE TRUST:
      -VIP Growth Portfolio                                           -Worldwide Bond Fund
      -VIP High Income Portfolio*                                     -Worldwide Emerging Markets Fund
      -VIP Overseas Portfolio                                         -Worldwide Hard Assets Fund
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:                   VAN KAMPEN AMERICAN CAPITAL LIFE
      -VIP II Asset Manager Portfolio                           INVESTMENT TRUST:
      -VIP II Contrafund Portfolio                                    -Morgan Stanley Real Estate
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III:                         Securities Portfolio
      -VIP III Growth Opportunities Portfolio                   WARBURG PINCUS TRUST:
MORGAN STANLEY UNIVERSAL FUNDS, INC.:                                 -International Equity Portfolio
      -Emerging Markets Debt Portfolio                                -Post-Venture Capital Portfolio
NATIONWIDE SEPARATE ACCOUNT TRUST:                                    -Small Company Growth Portfolio
      -Capital Appreciation Fund
      -Government Bond Fund
      -Money Market Fund
      -Nationwide Small Cap Value Fund
      -Nationwide Small Company Fund
      -Total Return Fund

*The Underlying Mutual Funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE COMPANY GUARANTEES THAT THE DEATH BENEFIT FOR A POLICY WILL NEVER BE LESS THAN THE SPECIFIED AMOUNT STATED ON THE POLICY DATA PAGES AS LONG AS THE POLICY IS IN FORCE. THERE IS NO GUARANTEED CASH SURRENDER VALUE. THIS PROSPECTUS GENERALLY DESCRIBES ONLY THAT PORTION OF THE CASH VALUE ALLOCATED TO THE VARIABLE ACCOUNT. IF THE CASH SURRENDER VALUE IS INSUFFICIENT TO COVER THE CHARGES UNDER THE POLICY, THE POLICY WILL LAPSE. FOR A BRIEF SUMMARY OF THE FIXED ACCOUNT, SEE "THE FIXED ACCOUNT OPTION."


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR POLICY FOR SPECIFIC BENEFIT INFORMATION.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS ANY MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.

INFORMATION ABOUT THIS PRODUCT AND OTHER BEST OF AMERICA PRODUCTS CAN BE OBTAINED FROM THE WORLD WIDE-WEB AT www.bestofamerica.com.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.


                   THE DATE OF THIS PROSPECTUS IS MAY 1,1998.

                                 GLOSSARY OF TERMS

ATTAINED AGE-The age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Variable Account Cash Value.

AVERAGE ISSUE AGE- Arithmetic average of the ages of the two Insureds at Policy issuance.


BASIC COVERAGE- One of the two types of coverage of which the Specified Amount is comprised; the other type is Supplemental Coverage (see "Underwriting and Issuance").

BENEFICIARY- The person to whom the Death Proceeds are paid.

CASH SURRENDER VALUE- The Policy's Cash Value less Indebtedness and Surrender Charge, if any.

CASH VALUE- The sum of the associated values in the Variable Account, the Fixed Account and the Policy Loan Account.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

DEATH PROCEEDS- Amount of money payable to the Beneficiary if both Insureds die while the Policy is in force.

FIXED ACCOUNT- An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or of other separate accounts that have been or may be established by the Company.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDEBTEDNESS- Amounts owed the Company as a result of Policy loans including both principal and accrued interest.

INITIAL PREMIUM- The Initial Premium is the premium required for coverage to become effective on the Policy Date. It is shown on the Policy Data Page.

INSUREDS- The persons whose lives are covered by the Policy, and who are named on the Policy Data Page.


IRS- The Internal Revenue Service.

IRS GUIDELINE LEVEL PREMIUM- The amount of level annual premium, calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended, guaranteed mortality and expense charges, and an interest rate of 4%.

ISSUE AGE- For each Insured, the Issue Age is the Insured's age on his or her last birthday on or before the Policy Date.

LIFETIME DEATH BENEFIT GUARANTEE PREMIUM- The IRS Guideline Level Premium.

LIMITED DEATH BENEFIT GUARANTEE PERIOD- The period running from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday.

LIMITED DEATH BENEFIT GUARANTEE PREMIUMS- The percentages as set forth in the charts located in the "Grace Period" section of this prospectus of the IRS Guideline Level Premium.


MATURITY DATE- The Policy Anniversary on or next following the younger Insured's 100th birthday.

MINIMUM MONTHLY PREMIUM- The amount of premium that must be paid during the first three years of the Limited Death Benefit Guaranteed Period to keep the Policy in force.

MONTHLY ANNIVERSARY DAY- The same day as the Policy Date for each succeeding month.


NET AMOUNT AT RISK- The difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.


NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.


NET PREMIUMS-Net Premiums are equal to the actual premiums minus the percent of premium charges. The percent of premium charges are shown on the Policy Data Page.

POLICY ANNIVERSARY- The same day and month as the Policy Date for succeeding years.

POLICY CHARGES- All deductions made from the Cash Value.

POLICY DATE- The date the provisions of the Policy take effect, as shown on the Policy Data Page.

POLICY LOAN ACCOUNT- The Portion of the Cash Value which results from Policy Indebtedness.

POLICY OWNER- The person designated in the Policy application as the Owner.

POLICY YEAR- Each year commencing with the Policy Date and each Policy Anniversary thereafter.

SCHEDULED PREMIUM- The Scheduled Premium is shown on the Policy Data Page.

SEC- The United States Securities and Exchange Commission.

SEC GUIDELINE LEVEL PREMIUM- The amount of level annual premium, calculated in accordance with the provisions of Rule 6e-3(T) under the Investment Company Act of 1940, guaranteed mortality and expense charges, and an interest rate of 5%.


SPECIFIED AMOUNT- A dollar amount used to determine the death benefit of the Policy. The Specified Amount is the sum of the Basic Coverage and any Supplemental Coverage. The Specified Amount is shown on the Policy Data Page. The minimum Specified Amount is $100,000.


SUB-ACCOUNTS- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.



SUPPLEMENTAL COVERAGE- One of two types of coverage of which the Specified Amount is comprised; the other type is Basic Coverage. Supplemental Coverage, if elected at issuance, can never exceed 90% of the Specified Amount (see "Underwriting and Issuance"). Supplemental Coverage is not available in New York.

SURRENDER CHARGE- An amount deducted from the Cash Value if the Policy is surrendered.

UNDERLYING MUTUAL FUNDS- The underlying Mutual Funds which correspond to the Sub-Accounts.

VALUATION DATE- Each day both the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading such that the current Cash Value might be materially affected.

VALUATION PERIOD- A period commencing with the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-2, a separate investment account of Nationwide Life Insurance Company.

                                                    TABLE OF CONTENTS
GLOSSARY OF TERMS............................................................................................5
SUMMARY OF THE POLICIES.....................................................................................10
     Variable Life Insurance................................................................................10
     The Variable Account and its Sub-Accounts..............................................................10
     The Fixed Account......................................................................................10
     Deductions and Charges.................................................................................10
     Premiums...............................................................................................12
     Death Benefit Guarantees...............................................................................12
     -Lifetime Death Benefit Guarantee......................................................................12
     -Limited Death Benefit Guarantee.......................................................................12
NATIONWIDE LIFE INSURANCE COMPANY...........................................................................12
THE VARIABLE ACCOUNT........................................................................................12
     Investments of the Variable Account....................................................................13
     American Century Variable Portfolios, Inc., a member of the American CenturySM Family of Investments...14
     Dreyfus Stock Index Fund, Inc..........................................................................15
     Dreyfus Variable Investment Fund.......................................................................15
     The Dreyfus Socially Responsible Growth Fund, Inc......................................................15
     Fidelity Variable Insurance Products Fund..............................................................16
     Fidelity Variable Insurance Products Fund II...........................................................17
     Fidelity Variable Insurance Products Fund III..........................................................17
     Morgan Stanley Universal Funds, Inc....................................................................17
     Nationwide Separate Account Trust......................................................................17
     Neuberger & Berman Advisers Management Trust...........................................................18
     Oppenheimer Variable Account Funds.....................................................................19
     Strong Opportunity Fund II, Inc........................................................................20
     Strong Variable Insurance Products Funds, Inc..........................................................20
     Van Eck Worldwide Insurance Trust......................................................................20
     Van Kampen American Capital Life Investment Trust......................................................21
     Warburg Pincus Trust...................................................................................21
     Reinvestment...........................................................................................21
     Transfers..............................................................................................22
     Dollar Cost Averaging..................................................................................22
     Substitution of Securities.............................................................................23
     Voting Rights..........................................................................................23
INFORMATION ABOUT THE POLICIES..............................................................................23
     Underwriting and Issuance..............................................................................23
     -Minimum Requirements for Issuance of a Policy.........................................................23
     -Premium Payments......................................................................................23
     Allocation of Cash Value...............................................................................24
     Short-Term Right to Cancel Policy......................................................................24
POLICY CHARGES..............................................................................................25
     Deductions from Premiums...............................................................................25
     Surrender Charges......................................................................................25
     Deductions from Cash Value.............................................................................26
     -Monthly Cost of Insurance.............................................................................27
     -Monthly Administrative Expense Charge.................................................................27
     -Monthly Mortality Expense Risk Charge.................................................................27
      -Reduction of Charges.................................................................................28
     Expenses of the Underlying Mutual Funds................................................................28
HOW THE CASH VALUE VARIES...................................................................................31
     How the Investment Experience is Determined............................................................31
     Net Investment Factor..................................................................................31
     Valuation of Assets....................................................................................31
     Determining the Cash Value.............................................................................31
     Valuation Periods and Valuation Dates..................................................................32
SURRENDERING THE POLICY FOR CASH............................................................................32
     Right to Surrender.....................................................................................32
     Cash Surrender Value...................................................................................32
     Partial Surrenders.....................................................................................32
     Maturity Proceeds......................................................................................32
     Income Tax Withholding.................................................................................32

POLICY LOANS................................................................................................32
     Taking a Policy Loan...................................................................................32
     Effect on Investment Performance.......................................................................33
     Interest...............................................................................................33
     Effect on Death Benefit and Cash Value.................................................................33
     Repayment..............................................................................................34
HOW THE DEATH BENEFIT VARIES................................................................................34
     Calculation of the Death Benefit.......................................................................34
THE CASH VALUE ACCUMULATION TEST............................................................................35
     Proceeds Payable on Death..............................................................................35
RIGHT OF CONVERSION.........................................................................................35
CHANGES OF INVESTMENT POLICY................................................................................35
GRACE PERIOD................................................................................................36
     -Without Death Benefit Guarantees......................................................................36
     -Lifetime Death Benefit Guarantee......................................................................36
     -Limited Death Benefit Guarantee.......................................................................36
REINSTATEMENT...............................................................................................37
THE FIXED ACCOUNT OPTION....................................................................................37
CHANGES IN EXISTING INSURANCE COVERAGE......................................................................37
     Specified Amount Increases.............................................................................38
     Specified Amount Decreases.............................................................................38
     Changes in the Death Benefit Option....................................................................38
OTHER POLICY PROVISIONS.....................................................................................38
     Policy Owner...........................................................................................38
     Beneficiary............................................................................................38
     Assignment.............................................................................................39
     Incontestability.......................................................................................39
     Error in Age or Sex....................................................................................39
     Suicide................................................................................................39
     Nonparticipating Policies..............................................................................39
     Riders.................................................................................................39
LEGAL CONSIDERATIONS........................................................................................39
DISTRIBUTION OF THE POLICIES................................................................................39
CUSTODIAN OF ASSETS.........................................................................................40
TAX MATTERS.................................................................................................40
     Policy Proceeds........................................................................................40
     -Non-Resident Aliens...................................................................................41
     -Taxation of Policy Split Option Rider.................................................................41
     -Withholding...........................................................................................42
     -Federal Estate and Generation Skipping Taxes..........................................................42
     Taxation of the Policy.................................................................................42
     -Description of Cash Value Accumulation Test and Guideline Premium/Cash Value Corridor Test............43
     Taxation of the Company................................................................................43
     Tax Changes............................................................................................43
THE COMPANY.................................................................................................44
COMPANY MANAGEMENT..........................................................................................45
     Directors of the Company...............................................................................45
     Executive Officers of the Company......................................................................46
OTHER CONTRACTS ISSUED BY THE COMPANY.......................................................................47
STATE REGULATION............................................................................................47
REPORTS TO POLICY OWNERS....................................................................................48
ADVERTISING.................................................................................................48
YEAR 2000 COMPLIANCE ISSUES.................................................................................48
LEGAL PROCEEDINGS...........................................................................................48
EXPERTS.....................................................................................................49
REGISTRATION STATEMENT......................................................................................49
LEGAL OPINIONS..............................................................................................49
APPENDIX 1..................................................................................................50
APPENDIX 2..................................................................................................55
FINANCIAL STATEMENTS........................................................................................61

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF AN UNDERLYING MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE


The Policies offered by the Company are offered on a "last survivor" basis. The Policies provide life insurance coverage on two Insureds named in the Policy, and the death benefit is paid on the death of the last surviving Insured. The Policies also may provide a Cash Surrender Value if the Policy is surrendered while the Policy is in force. The death benefit and cash value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-2 (the "Variable Account") or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay Policy Charges, and neither Death Benefit Guarantee (see "Grace Period") is in effect, the Policy will lapse without value. Under certain conditions, a Policy may become a Modified Endowment Contract as a result of a material change or a reduction in benefits as defined by the Code. Excess premiums paid also may cause the Policy to become a Modified Endowment Contract. A loan, distribution, or other amount received from a Modified Endowment Contract during the life of any Insured will be taxed to the extent of any accumulated income on the Contract. Subject to certain exceptions, any amounts that are taxable withdrawals will be subject to a 10% tax penalty. The Company will monitor premiums paid and other policy transactions and will notify the Policy Owner when the Policy's non-Modified Endowment Contract status is in jeopardy (see "Tax Matters").


THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS


The Company places the Policy's Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner chooses the Sub-Accounts and/or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). Assets of each Sub-Account are invested at Net Asset Value in shares of corresponding Underlying Mutual Funds. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."


THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Fund options, see the prospectuses of the respective Underlying Mutual Funds.

The Company deducts a sales load from each premium payment, which will not exceed 5.0% during the first ten policy years or 1.5% thereafter. Currently, the sales load is 5.0% during the first ten policy years and 0% thereafter. The total sales load actually deducted from any Policy will be equal to the sum of the front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered. In addition, the portion of the increase charges attributable to an increase in Specified Amount that reimburse the Company for expenses incurred during distribution will be added to the total sales load deduction.


For Policies issued in the State of New York these premium deductions are 9.5% currently and guaranteed for years 1-10 and 6% guaranteed and 4.5% currently beginning in year eleven.


The Company also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. This charge compensates the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. The charge includes a premium tax deduction of 2.25% and a federal tax deduction of 1.25%.

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day reflecting the sum of:

     1.   monthly cost of insurance;

     2. monthly cost of any additional benefits provided by riders to the Policy;

     3.   monthly administrative expense, and

     4.   the monthly mortality and expense risk charges.

     The current monthly administrative expense charge referenced to Item 3 above is the sum of the per policy charge and the per $1,000 Basic Coverage charge as set forth below:

                                            Monthly                Monthly Per $1,000 Basic
        Policy Year(s)                    Per Policy                       Coverage
        --------------                    ----------                       --------

             1-10                           $10.00              $0.04 but not less than
                                                                $20.00 or more than $80 per
                                                                policy

              11+                            $5.00              $0.02 but not less than
                                                                $10.00 or more than $40 per
                                                                policy


     The charge for year 11+ may be increased at the sole discretion of the Company but may not exceed the charge for years 1-10. After either an increase or a decrease in Specified Amount, the per $1000 portion of the monthly administrative expense charge is based on the new Basic Coverage currently in effect. For Policies issued in the State of New York, this per policy charge is equal to $7.50 per month in all years, both currently and guaranteed. The monthly per $1,000 basic coverage charge in New York is $0.04 per $1,000 per month in the first year only, currently and guaranteed and $0.00 thereafter.


The Company also deducts a charge to assume mortality and expense risks. The Mortality and Expense Risk Charges will be assessed on a monthly basis at the beginning of each Policy month and will be calculated as a percentage of the assets of the Variable Account only. This charge will be deducted proportionally solely from the assets in the Sub-Accounts.

The Mortality and Expense Risk Charge is equivalent to an annual effective rate of 0.80% for policy years 1-10. This charge varies starting at the beginning of Policy Year eleven, depending upon the amount of the Cash Value. If the Cash Value is less than $25,000, the Mortality and Expense Risk Charge will remain at 0.80%. If the Cash Value is between $25,000 and $99,999, then the Mortality and Expense Risk Charge will be reduced to 0.50%. If the Cash Value equals or exceeds $100,000, then the Mortality and Expense Risk Charge will be 0.30%. These charges are all guaranteed. In New York the annual effective rate is 0.80% in years 1-10 and 0.50% beginning in Policy Year eleven, regardless of Cash Value.

The Company deducts a Surrender Charge from the Cash Value for any Policy surrendered during the first 14 Policy Years unless the average issue age is greater than or equal to age 75, in which case there is a Surrender Charge for only the first nine Policy Years. This Surrender Charge is comprised of an Underwriting Surrender Charge and a Sales Surrender Charge. The maximum initial Surrender Charge varies by issue ages, sexes, and underwriting classifications of the Insureds and is calculated based on the Basic Coverage on the Policy Date. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Basic Coverage for Policies which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis. Tobacco, non-tobacco "other than preferred" and preferred are risk classes determined at Policy issuance in accordance with the Company's underwriting guidelines (see Appendix 1 for specific examples).

                                     Per $1,000 of
      Average Issue Age          Initial Basic Coverage
      -----------------          ----------------------

             35                         $5.39
             45                          8.37
             55                         11.16
             65                         15.67
             75                         23.20

This Surrender Charge does not apply to increases in Specified Amount (see "Glossary"). For further discussion of the Surrender Charge, see "Surrender Charges."


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund (see "Expenses of the Underlying Mutual Funds").

PREMIUMS

A Policy may be issued to Insureds at ages consistent with the Company's underwriting guidelines.

For a limited time, the Policy Owner has the right to cancel the Policy and receive a full refund of premiums paid (see "Short-term Right to Cancel Policy").

The Initial Premium is due and will be credited on the Policy Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value on the Policy Date. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy Data Page. The Initial Premium may be paid to the Company at its Home Office or to an authorized agent. A premium receipt will be furnished upon request.

Premiums other than the Initial Premium may be paid at any time while the Policy is in force. Each premium payment must be at least $50. All premiums after the first are payable at the Home Office. The Company will send Scheduled Premium payment reminder notices according to the premium mode shown in the Policy Data Page. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the Net Amount at Risk. The Net Amount at Risk is the difference between the Death Benefit and the Cash Value, each calculated at the beginning of the Policy month. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract of life insurance. Where permitted by state law, the Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments.

DEATH BENEFIT GUARANTEES

-LIFETIME DEATH BENEFIT GUARANTEE: The Policy will not lapse if cumulative premiums, less any indebtedness and partial withdrawals are greater than or equal to cumulative Lifetime Death Benefit Guarantee Premiums (see "Grace Period").

-LIMITED DEATH BENEFIT GUARANTEE: The Policy will not lapse during the Limited Death Benefit Guarantee Period if cumulative premiums, less any indebtedness and partial withdrawals, are greater than or equal to cumulative Limited Death Benefit Guarantee Premiums. The Limited Death Benefit Guarantee Period runs from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday (see "Grace Period").

                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.


The Company is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").


                              THE VARIABLE ACCOUNT


The Variable Account was established by the Company, on May 7, 1987, pursuant to Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision of the management of the Variable Account or of the Company by the Securities and Exchange Commission.


The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the investments in the Variable Account (see "How the Death Benefit Varies" and "How the Cash Value Varies").


Net Premium payments and Cash Value are allocated within the Variable Account among one or more Sub-Accounts (see "Tax Matters"). The assets of each Sub-Account are used to purchase shares of the Underlying Mutual Fund options designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Fund options designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Sub-Accounts and the Fixed Account (see "Allocation of Cash Value"). During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the NSAT-Money Market Fund. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective Sub-Accounts. Any subsequent Net Premiums received after this period will be allocated based on the Underlying Mutual Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one Sub-Account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund option and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value", and "Short-Term Right to Cancel Policy").

Each of the Underlying Mutual Fund options is a registered investment company which receives investment advice from a registered investment adviser:


     1) American Century Variable Portfolios, Inc., a member of the American Century(SM) Family of Investments, managed by American Century Investment Management, Inc.

     2) Dreyfus Stock Index Fund, Inc., managed by The Dreyfus Corporation and Mellon Equity Associates;

     3) The Dreyfus Socially Responsible Growth Fund, Inc., managed by The Dreyfus Corporation and NCM Capital Management Group, Inc.;


     4)   Dreyfus Variable Investment Fund, managed by The Dreyfus Corporation;

     5) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

     6) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company.


     7) Fidelity Variable Insurance Products Fund III, managed by Fidelity Management & Research Company;

     8) Morgan Stanley Universal Funds, Inc. managed by Morgan Stanley Asset Management, Inc.


     9) Nationwide Separate Account Trust, managed by Nationwide Advisory Services, Inc.;

     10) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;


     11)  Oppenheimer Variable Account Funds, managed by OppenheimerFunds, Inc;

     12) Strong Opportunity Fund II, Inc., managed by Strong Capital Management, Inc.;


     13) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

     14) Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation;


     15) Van Kampen American Capital Life Investment Trust, managed by Van Kampen American Capital Asset Management, Inc.; and

     16)  Warburg Pincus Trust, managed by Warburg Pincus Asset Management, Inc.

The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Contract purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. These Underlying Mutual Fund options are available only to serve as the underlying investment for variable annuity and variable life contracts issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which is disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Funds, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

A copy of each Underlying Mutual Fund's prospectus can be obtained without charge from the Company by calling 1-800-547-7548, TDD 1-800-238-3035, or by writing P.O. Box 182150, Columbus, Ohio 43218-2150. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.


       -AMERICAN CENTURY VP BALANCED

       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

       -AMERICAN CENTURY VP CAPITAL APPRECIATION

       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


       -AMERICAN CENTURY VP INCOME & GROWTH

       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


       -AMERICAN CENTURY VP INTERNATIONAL


       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.


       -AMERICAN CENTURY VP VALUE


       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND


Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

       -CAPITAL APPRECIATION PORTFOLIO

       Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


       -GROWTH & INCOME PORTFOLIO

       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

       Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

       -VIP EQUITY-INCOME PORTFOLIO

       Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -VIP GROWTH PORTFOLIO

       Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -VIP HIGH INCOME PORTFOLIO

       Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


       * at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       * up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities


       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

       -VIP OVERSEAS PORTFOLIO


       Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

       -VIP II ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -VIP II CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

       -VIP III GROWTH OPPORTUNITIES PORTFOLIO

       Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

MORGAN STANLEY UNIVERSAL FUNDS, INC.

Morgan Stanley Universal Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

       -EMERGING MARKETS DEBT PORTFOLIO

       Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND


       Investment Objective: Long-term growth by primarily investing in a diversified portfolio of the common stock of companies which the NAS determines have a better-than-average potential for sustained capital growth over the long term.


       -GOVERNMENT BOND FUND


       Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.


       -MONEY MARKET FUND


       Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -NATIONWIDE SMALL CAP VALUE FUND

       Subadviser:  The Dreyfus Corporation

       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

       -NATIONWIDE SMALL COMPANY FUND

       Subadvisers: The Dreyfus Corporation, Neuberger & Berman, L.P., Pictet International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

       Investment Objective: Long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

       -TOTAL RETURN FUND

       Investment Objective: Capital growth by investing in common stocks of companies that NAS believes will have above-average earnings or otherwise provide investors with above-average potential for capital appreciation. To maximize this potential, NAS may also utilize from time to time, securities convertible into common stock, warrants and options to purchase such stocks.

NEUBERGER &  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("N&B AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of N&B AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of N&B AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger & Berman Management Incorporated ("N&B Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is N&B Management.

       -AMT GROWTH PORTFOLIO


       Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -AMT GUARDIAN PORTFOLIO

       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. N&B Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

       -AMT LIMITED MATURITY BOND PORTFOLIO


       Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.


       -AMT PARTNERS PORTFOLIO

       Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS


The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

       -OPPENHEIMER BOND FUND


       Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


       -OPPENHEIMER GLOBAL SECURITIES FUND


       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

       -OPPENHEIMER GROWTH FUND

       Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

       -OPPENHEIMER MULTIPLE STRATEGIES FUND


       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.


Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

       -DISCOVERY FUND II, INC.


       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.


       -INTERNATIONAL STOCK FUND II


       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.


       -WORLDWIDE BOND FUND


       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


       -WORLDWIDE EMERGING MARKETS FUND


       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.


       -WORLDWIDE HARD ASSETS FUND


       Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST

Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").


       -INTERNATIONAL EQUITY PORTFOLIO


       Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


       -POST-VENTURE CAPITAL PORTFOLIO


       Investment Objective: Long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or
       (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

       -SMALL COMPANY GROWTH PORTFOLIO

       Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.



REINVESTMENT


The Underlying Mutual Funds described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy.

TRANSFERS

After the first Policy Anniversary, the Policy Owner may annually transfer a portion of the value of the Variable Account to the Fixed Account, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value. The Policy Owner's Cash Value in each sub-account will be determined as of the date the transfer request is received in the Home Office in good order.

The Policy Owner may transfer a portion of the value of the Fixed Account to the Variable Account once each Policy Year, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value in the Fixed Account to the Variable sub-accounts. The Company reserves the right to restrict the amounts of such transfers to 25% of the Cash Value in the Fixed Account.


Transfers may be made once per Valuation Date and may be made either in writing or, in states allowing such transfers, by telephone. In states allowing telephone transfers, and if the Policy Owner so elects, the Company will also permit the Policy Owner to utilize the Telephone Exchange Privilege for exchanging amounts among Sub-Account options. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Policy Owner and any agent of record at the last address of record. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Contract Owner. The Company may determine to withdraw the Telephone Exchange Privilege, upon 30 days written notice to Policy Owners.


Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging" below) may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

Policies described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner; or (2) the transfer or exchange instructions of individual policy owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Policy Owners.

DOLLAR COST AVERAGING


The Policy Owner may direct the Company to automatically transfer amounts from the Fidelity VIP High Income Portfolio, NSAT-Government Bond Fund, NSAT-Money Market Fund, Neuberger & Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. To qualify for Dollar Cost Averaging, there must be a minimum total Cash Value, less Policy Indebtedness, of $15,000. The minimum monthly transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the program is requested. Transfers will be processed until either the value in the originating funds is exhausted or the Policy Owner instructs the Home Office in writing to cancel the transfers.


The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.


SUBSTITUTION OF SECURITIES

If shares of the Underlying Mutual Fund options should no longer be available for investment by the Variable Account or, if in the judgment of the Company's management further investment in such Underlying Mutual Funds should become inappropriate in view of the purposes of the Policy, the Company may substitute shares of another Underlying Mutual Fund for shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it and any state insurance department may impose.

VOTING RIGHTS


Voting rights under the Policies apply ONLY with respect to Cash Value allocated to the Sub-Accounts.

In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Policy Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes, permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner is the person who has voting interest under the Policy. The number of Underlying Mutual Fund shares attributable to each Policy Owner is determined by dividing any portion of the Policy's Cash Value derived from participation in that Underlying Mutual Fund by the Net Asset Value of one share of that Underlying Mutual Fund.

The number of shares which may be voted will be determined as of a date chosen by the Company, but not more than 90 days prior to the meeting of the Underlying Mutual Fund. Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions. Underlying Mutual Fund shares held by the Company or by the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received.


Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The Policies provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments, subject to applicable tax requirements. At issue of the Policy, the Policy Owner selects the premium and Specified Amount, which consists of the Basic Coverage and Supplemental Coverage, if any. The proportion of Supplemental Coverage is irrevocably elected by the Policy Owner at issue, and thus, once elected such proportion cannot change. A Policy Owner can apply to increase or decrease the Specified Amount no more than once per Policy Year.

The minimum Specified Amount is $100,000. Supplemental Coverage cannot exceed 90% of the Specified Amount.

The Supplemental Coverage differs from the Basic Coverage in several respects:
(1) Supplemental Coverage has lower cost of insurance rates, on a current basis;
(2) has no Surrender charges; and (3) has no monthly per unit charge, on a current basis. Supplemental Coverage is not available for Policies issued in the State of New York.

Policies may be issued to Insureds at ages consistent with the Company's underwriting guidelines. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include medical examinations.

-Premium Payments

The Initial Premium for a Policy is payable in full to an authorized agent or at the Home Office. Upon payment of an initial premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the entire Initial Premium, and delivery of the Policy while both Insureds are still living.

Each premium payment must be at least $50. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. Where permitted by state law, the Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract, may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other Policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

ALLOCATION OF CASH VALUE


When the Policy is issued, the Net Premiums will be allocated to the NSAT-Money Market Fund (for any Net Premiums allocated to a Sub-Account on the application) or to the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy (see "Short-Time Right to Cancel Policy"). At the expiration of the period in which the Policy Owner may exercise his or her short term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner will be purchased at Net Asset Value for the respective Sub-Account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

SHORT-TERM RIGHT TO CANCEL POLICY


A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. The Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund either the total premiums paid or the Cash Value less Indebtedness, as prescribed by the state in which the Policy was issued, within seven days after it receives the Policy. The scope of this right may vary by state.

                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

The Company deducts a sales load from each premium payment which will not exceed 5.0% of such premium payment during the first ten policy years or 1.5% of such premium payment thereafter. Currently, the sales load is 5.0% during the first ten policy years and 0% thereafter. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales surrender charge that may be deducted from Policies that are surrendered. In addition, the portion of the increase charges that reimburse the Company for expenses incurred during distribution will be added to the total sales load deduction.

The Company also deducts a tax expense charge of 3.5%, both current and guaranteed, from all premium payments. This charge reimburses the Company for premium taxes imposed by various state and local jurisdictions and for federal taxes imposed under Section 848 of the Code. This Charge includes a premium tax deduction of 2.25% and a federal tax deduction of 1.25%.

The 2.25% premium tax deduction approximates the Company's average expense for state and local premium tax. Premium taxes vary by jurisdiction ranging from zero to more than 4%. The premium tax deduction is made whether or not any premium tax applies and the deduction may be higher or lower than the premium tax imposed. The 1.25% federal tax deduction is designed to reimburse the Company for expenses incurred from federal taxes imposed under Section 848 of the Code (enacted by the Omnibus Budget Reconciliation Act of 1990). The Company does not expect to make a profit from the tax expense charge.


For the State of New York these premium deductions are 9.5% currently and guaranteed for years 1-10 and 6% guaranteed and 4.5% currently beginning in year eleven.



SURRENDER CHARGES

The Company deducts a Surrender Charge from the Policy's Cash Value for any Policy surrendered during the first fourteen Policy Years, unless the average issue age is greater than or equal to age 75, in which case there is a Surrender Charge for only the first nine Policy Years. The maximum Surrender Charge varies by the issue ages, sexes, and underwriting classifications of the Insureds and is calculated based on the initial Basic Coverage on the Policy Date. The following table illustrates the maximum Surrender Charge per $1,000 of initial Basic Coverage for Policies based on a $1 million specified amount which are issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis (see Appendix 1 for specific examples).



                                 Per $1,000 of
        Issue Ages          Initial Basic Coverage
        ----------          ----------------------

          35/35                      $5.54
          45/45                       8.51
          55/55                      11.30
          65/65                      15.82
          75/75                      23.34


The Surrender Charge is comprised of two components: an underwriting surrender charge and sales surrender charge. The underwriting surrender charge varies by average issue age in the following manner:

                             Underwriting Surrender
                           Charge per $1,000 of Initial
  Average Issue Age                Basic Coverage
  -----------------                --------------

         0-39                          $4.00
        40-49                           6.00
        50-59                           7.00
        60-85                           8.00

The remainder of the Surrender Charge which is not attributable to the underwriting surrender charge component represents the sales surrender charge component. In no event will this component exceed 23.75% of the lesser of the SEC Guideline Level Premium in the first year or the premiums actually paid in the first year. The maximum sales surrender charge per $1,000 of initial Basic Coverage based upon a Policy issued on a male non-tobacco preferred and a female non-tobacco other than preferred basis and is shown in the following table:


                        Sales Surrender Charge per $1,000
                                   of Initial
     Issue Ages                  Basic Coverage
     ----------                  --------------

       35/35                          $1.54
       45/45                           2.51
       55/55                           4.30
       65/65                           7.82
       75/75                          15.34


The purpose of the sales surrender charge is to reimburse the Company for some of the expenses incurred in the distribution of the Policies.

The underwriting surrender charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing Policy records. The Company does not expect to profit from the underwriting surrender charges. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are born by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from Cash Value"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The Surrender Charge does not apply to increases or decreases in Specified Amount.

The Surrender Charge is reduced in subsequent Policy Years in the following manner:

                     FOR AN AVERAGE ISSUE AGE LESS THAN 75:


                Surrender Charge                Surrender Charge                       Surrender Charge
               as a % of Initial               as a % of Initial                      as a % of Initial
  Policy Year   Surrender Charge  Policy Year  Surrender Charges      Policy Year      Surrender Charge

       1            100%              6               85%                 11                  60%
       2            100%              7               80%                 12                  45%
       3            100%              8               75%                 13                  30%
       4             95%              9               70%                 14                  15%
       5             90%             10               65%                 15+                  0%

              FOR AN AVERAGE ISSUE AGE GREATER THAN OR EQUAL TO 75:


                  Surrender Charge                        Surrender Charge
                  as a % of Initial                       as a % of Initial
 Policy Year      Surrender Charge       Policy Year      Surrender Charges

      1                 100%                  6                  60%
      2                 100%                  7                  45%
      3                  90%                  8                  30%
      4                  80%                  9                  15%
      5                  70%                 10+                 0%

DEDUCTIONS FROM CASH VALUE

The Company also deducts the following charges from the Policy's Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

       1.     monthly cost of insurance; plus

       2.     monthly cost of any additional benefits provided by riders; plus

       3.     monthly administrative expense; plus

       4.     monthly mortality and expense risk charges


Items 1 through 3 above will be charged proportionately to the Cash Value in each Sub-Account and the Fixed Account. The monthly mortality and expense risk charges will be charged proportionately to the Cash Value in each Sub-Account.

-Monthly Cost of Insurance

The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the death benefit is not payable until the death of the second Insured to die.

The monthly cost of insurance charge for each Policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Policy's Cash Value, each calculated at the beginning of the policy month.

Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

-Monthly Administrative Expense Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is the sum of the per policy charge and the per $1,000 Basic Coverage charge as set forth below:



        Policy Year(s)                    Per Policy              Per $1,000 Basic Coverage
        --------------                    ----------              -------------------------

             1-10                           $10.00              $0.04 but not less than
                                                                $20.00 or more than $80 per
                                                                policy

              11+                            $5.00              $0.02 but not less than
                                                                $10.00 or more than $40 per
                                                                policy



The charge for year 11+ may be increased at the sole discretion of the Company but may not exceed the charge for years 1-10. After a change in Specified Amount, the per $1000 portion of the monthly administrative Expense Charge is based on the new Basic Coverage in effect. For Policies issued in the State of New York, this per policy charge is equal to $7.50 per month in all years, both currently and guaranteed. The monthly per $1,000 basic coverage charge in New York is $0.04 per $1,000 in the first year only, subject to a minimum of $20.00 and a maximum of $80.00 per policy, currently and guaranteed and $0.00 thereafter.

-Monthly Mortality Expense Risk Charge

The Company assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the Policies is that both Insureds may die sooner than expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.

To compensate the Company for assuming these risks associated with the Policies, the Company deducts a mortality and expense risk charge at the beginning of each policy month. The Mortality and Expense Risk Charge will apply solely to the assets in the Variable Account. This charge will be deducted proportionately from the assets in the Sub-Accounts.

The Mortality and Expense Risk Charge is equivalent to an annual effective rate of 0.80% for policy years 1-10. This charge varies starting at the beginning of policy year eleven depending upon the amount of the Cash Value. If the Cash

Value is less than $25,000, the Mortality and Expense Risk Charge will remain at 0.80%. If the Cash Value is between $25,000 and $99,999, then the Mortality and Expense Risk Charge will be reduced to 0.50%. If the Cash Value equals or exceeds $100,000, then the Mortality and Expense Risk Charge will be 0.30%. These charges are all guaranteed. In the State of New York the annual effective rate is 0.80% in years 1-10 and 0.50% beginning in year eleven, regardless of Cash Value.


REDUCTION OF CHARGES

The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the Company reserves the right to reduce or eliminate the sales load, surrender charge, monthly administrative charge, monthly cost of insurance charges or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative or other costs.

Eligibility for and the amount of these reductions will be determined by a number of factors, including the number of Insureds, the total premium expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and any other circumstances which, in the opinion of the Company is rationally related to the expected reduction in expenses. The extent and nature of reductions may change from time to time. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to Policy Owners.

EXPENSES OF THE UNDERLYING MUTUAL FUNDS


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:

                                          UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                                              (AFTER EXPENSE REIMBURSEMENT)

                                                                          ---------------------------------------
                                                                           Management      Other        Total
                                                                              Fees        Expenses    Expenses
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.- American Century VP Balanced      1.00%        0.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.- American Century VP Capital       1.00%        0.00%        1.00%
Appreciation
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.- American Century VP Income &      0.70%        0.00%        0.70%
Growth
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.- American Century VP               1.50%        0.00%        1.50%
International
-----------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.- American Century VP Value         1.00%        0.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.                            0.75%        0.01%        0.76%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                                0.25%        0.03%        0.28%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Capital Appreciation Portfolio              0.75%        0.05%        0.80%
-----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income Portfolio                   0.75%        0.05%        0.80%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                          0.50%        0.07%        0.57%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                                 0.60%        0.07%        0.67%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                            0.59%        0.12%        0.71%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                               0.75%        0.15%        0.90%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                       0.55%        0.09%        0.64%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                          0.60%        0.08%        0.68%
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                               0.60%        0.13%        0.73%
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal Funds, Inc.- Emerging Markets Debt Portfolio         0.04%        1.26%        1.30%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Growth Portfolio                                      0.83%        0.07%        0.90%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Guardian Portfolio                                    0.60%        0.40%        1.00%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Limited Maturity Bond Portfolio                       0.65%        0.12%        0.77%
-----------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT- Partners Portfolio                                    0.80%        0.06%        0.86%
-----------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                                               0.60%        0.09%        0.69%
-----------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                                    0.50%        0.08%        0.58%
-----------------------------------------------------------------------------------------------------------------

                                                                          ---------------------------------------
                                                                           Management      Other        Total

                                                                              Fees        Expenses    Expenses
-----------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                                       0.40%        0.08%        0.48%
-----------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                                         0.90%        0.15%        1.05%
-----------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                                           1.00%        0.11%        1.11%
-----------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                                       0.60%        0.07%        0.67%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund- Oppenheimer Bond Fund                      0.73%        0.05%        0.78%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund- Oppenheimer Global Securities Fund         0.70%        0.06%        0.76%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds- Oppenheimer Growth Fund                   0.73%        0.02%        0.75%
-----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund- Oppenheimer Multiple Strategies Fund       0.72%        0.03%        0.75%
-----------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                              1.00%        0.15%        1.15%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - Discovery Fund II, Inc.               1.00%        0.18%        1.18%
-----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc. - International Stock Fund II           1.00%        0.51%        1.51%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Bond Fund                        1.00%        0.12%        1.12%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Emerging Markets Fund            0.80%        0.00%        0.80%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund                 1.00%        0.17%        1.17%
-----------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -                           1.00%        0.07%        1.07%
Morgan Stanley Real Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International Equity Portfolio                           1.00%        0.35%        1.35%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital Portfolio                           1.07%        0.33%        1.40%
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth Portfolio                           0.90%        0.24%        1.14%
-----------------------------------------------------------------------------------------------------------------


The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit values. None of the Underlying Mutual Funds above are subject to 12b-1 fees. The management fees and other expenses, some of which are subject to fee waivers or expense reimbursements, are more fully described in the prospectuses for each Underlying Mutual Fund. The following Underlying Mutual Funds are subject to the following fee waiver or expense reimbursement arrangements:


------------------------------------------------------------------------------------------------------------
            FUND                                 EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                   The Management Fees, Other Expenses and Total Portfolio
Portfolio                                    Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.50%, Other Expenses would have equaled
                                             0.08% and Total Portfolio Operating Expenses would have
                                             equaled 0.58%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                The Management Fees, Other Expenses and Total Portfolio
                                             Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.60%, Other Expenses would have equaled
                                             0.09% and Total Portfolio Operating Expenses would have
                                             equaled 0.69%
------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                        The Management Fees, Other Expenses and Total Portfolio
Portfolio                                    Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.75%, Other Expenses would have equaled
                                             0.17% and Total Portfolio Operating Expenses would have
                                             equaled 0.92%
------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset                        The Management Fees, Other Expenses and Total Portfolio
Manager Portfolio                            Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.55%, Other Expenses would have equaled
                                             0.10% and Total Portfolio Operating Expenses would have
                                             equaled 0.65%
------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund                   The Management Fees, Other Expenses and Total Portfolio
Portfolio                                    Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.60%, Other Expenses would have equaled
                                             0.11% and Total Portfolio Operating Expenses would have
                                             equaled 0.71%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
FUND                                         EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth                      The Management Fees, Other Expenses and Total Portfolio
Opportunities Portfolio                      Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.60%, Other Expenses would have equaled
                                             0.14% and Total Portfolio Operating Expenses would have
                                             equaled 0.74%
------------------------------------------------------------------------------------------------------------
Morgan Stanley Universal                     The Management Fees, Other Expenses and Total Portfolio
Funds, Inc. - Emerging                       Operating Expenses are net of any fee waivers or expense
Markets Debt Portfolio                       reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.80%, Other Expenses would have equaled
                                             1.26% and Total Portfolio Operating Expenses would have
                                             equaled 2.06%
------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap                    The Management Fees, Other Expenses and Total Portfolio
Value Fund                                   Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.90%, Other Expenses would have equaled
                                             5.41% and Total Portfolio Operating Expenses would have
                                             equaled 6.31%
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                  The Management Fees, Other Expenses and Total Portfolio
Trust - Worldwide Hard                       Operating Expenses are net of any fee waivers or expense
Assets Fund                                  reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 1.00%, Other Expenses would have equaled
                                             0.18% and Total Portfolio Operating Expenses would have
                                             equaled 1.18%
------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                  The Management Fees, Other Expenses and Total Portfolio
Trust - Worldwide Emerging                   Operating Expenses are net of any fee waivers or expense
Markets Fund                                 reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 1.00%, Other Expenses would have equaled
                                             0.34% and Total Portfolio Operating Expenses would have
                                             equaled 1.34%
------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                       The Management Fees, Other Expenses and Total Portfolio
International Equity                         Operating Expenses are net of any fee waivers or expense
Portfolio                                    reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 1.00%, Other Expenses would have equaled
                                             0.36% and Total Portfolio Operating Expenses would have
                                             equaled 1.36%
------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-                 The Management Fees, Other Expenses and Total Portfolio
Venture Capital Portfolio                    Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 1.25%, Other Expenses would have equaled
                                             0.33% and Total Portfolio Operating Expenses would have
                                             equaled 1.58%
------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small                 The Management Fees, Other Expenses and Total Portfolio
Company Growth Portfolio                     Operating Expenses are net of any fee waivers or expense
                                             reimbursements. The investment adviser has voluntarily
                                             agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.
                                             Without such waivers or reimbursements, Management Fees
                                             would have equaled 0.90%, Other Expenses would have equaled
                                             0.25% and Total Portfolio Operating Expenses would have
                                             equaled 1.15%
------------------------------------------------------------------------------------------------------------


The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.

There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest in the Fixed Account and Policy Loan Account depending on the allocation of Cash Value by the Policy Owner.

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each Sub-Account is converted to Accumulation Units of that Sub-Account. The conversion is accomplished by dividing the amount of Cash Value allocated to a Sub-Account by the value of an Accumulation Unit for the Sub-Account of the Valuation Period during which the allocation occurs.

The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) where:

(a)    is the net of:


       (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and


       (2) the per share amount of any dividend or capital gain distributions made by the Underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

DETERMINING THE CASH VALUE


The sum of the value of all Variable Account Accumulation Units attributable to the Policy and amounts credited to the Fixed Account and the Policy Loan Account is the Cash Value. The number of Accumulation Units credited each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the premium is received by the Company. In the event part or all of the Cash Value is surrendered or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.


The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION PERIODS AND VALUATION DATES

A Valuation Period is the period commencing at the close of business on the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange and the Home Office are open for business or any other day during which there is sufficient degree of trading that the current Net Asset Value of the Accumulation Units might be materially affected.

                        SURRENDERING THE POLICY FOR CASH

RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Policy is in force and receive its Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest in the Fixed Account and the Policy Loan Account. The Surrender Value equals the Policy's Cash Value, next computed after the date the Company receives a proper written request for surrender and the Policy, minus any charges, Indebtedness or other deductions due on that date, minus any Surrender Charge.

PARTIAL SURRENDERS

Partial Surrenders may be made at any time after the first Policy Anniversary. Partial surrenders will be permitted only if they satisfy the following requirements:

       1.     The minimum partial surrender is $500;

       2. The partial surrender may not reduce the Specified Amount to less than the Minimum Issue Amount ($100,000);

       3. After the partial surrender, the Policy continues to qualify as life insurance.

       4. The maximum partial surrender is equal to the available Cash Surrender Value less the greater of $500 and three monthly deductions.

The Company reserves the right to limit the number of partial surrenders in each Policy Year.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Also, under death benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender. The Basic and Supplemental Specified amounts are reduced proportionally. Partial surrender amounts must be first deducted from the values in the Sub-Accounts. Partial surrenders will be deducted from the Fixed Account only to the extent that insufficient values are available in the Sub-Accounts. The Company reserves the right to deduct a fee for each partial surrender of not more than the lesser of $25 and 2% of the amount of the partial surrender.

On a current basis, the Company does not deduct the above fee. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the younger Insured's 100th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The Maturity Proceeds will be equal to the amount of the Policy's Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

                                  POLICY LOANS

TAKING A POLICY LOAN

After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Value less any Surrender Charge. Maximum Policy Indebtedness, in Texas, is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the Fixed

Account less any Surrender Charge less interest due on the next Policy Anniversary. The Cash Value less Surrender Charge is determined as of the loan date. The Company will not grant a loan for an amount less than $1,000. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the Death Benefit, Surrender Value or the Maturity Value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a Commercial Bank or a Savings and Loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

A Policy Owner considering the use of policy loans in connection with his or her retirement income plan should consult a personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Sub-Account, withdrawals from Sub-Accounts will be made in proportion to the assets in each Sub-Account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Sub-Accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

On a current basis, policy loans are credited with an annual effective rate of 5.1% during policy years 2 through 10 and an annual effective rate of 6% during the 11th and subsequent policy years. The rate is guaranteed never to be lower than 5.1%. The Company may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all Policy loans. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under Federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under Federal tax law.

Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to a Variable Account or the Fixed Account on each Policy Anniversary, at the time a new loan is requested, or at the time of loan repayment. The earned interest will be allocated according to the Underlying Mutual Fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value less any Surrender Charges plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the Death Benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the Indebtedness may be repaid at any time while the Policy is in force during either Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Sub-Accounts and the Fixed Account in proportion to the Policy Owner's Underlying Mutual Fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At issue, the Policy Owner selects premium and the Specified Amount which consists of the Basic Coverage and the Supplemental Coverage, if any (see "Underwriting and Insurance").

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner chooses one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the Applicable Percentage of Cash Value (see below). Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the Applicable Percentage of Cash Value. Under "Option 2," the amount of the Death Benefit will vary directly with the investment performance.

The term "Applicable Percentage" means the percentage shown in the "Applicable Percentage of Cash Value Table." The Applicable Percentage depends on whether the Policy Owner elected the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. The following tables illustrate applicable percentages:


 TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE FOR GUIDELINE PREMIUM/CASH VALUE
                                 CORRIDOR TEST

   Attained Age         Percentage        Attained Age         Percentage        Attained Age        Percentage
    of Younger           of Cash           of Younger           of Cash           of Younger           of Cash
      Insured             Value              Insured             Value             Insured              Value

      0-40                 250%                60                 130%                80                105%
        41                 243%                61                 128%                81                105%
        42                 236%                62                 126%                82                105%
        43                 229%                63                 124%                83                105%
        44                 222%                64                 122%                84                105%

        45                 215%                65                 120%                85                105%
        46                 209%                66                 119%                86                105%
        47                 203%                67                 118%                87                105%
        48                 197%                68                 117%                88                105%
        49                 191%                69                 116%                89                105%

        50                 185%                70                 115%                90                105%
        51                 178%                71                 113%                91                104%
        52                 171%                72                 111%                92                103%
        53                 164%                73                 109%                93                102%
        54                 157%                74                 107%                94                101%

        55                 150%                75                 105%                95                101%
        56                 146%                76                 105%                96                101%
        57                 142%                77                 105%                97                101%
        58                 138%                78                 105%                98                101%
        59                 134%                79                 105%                99                101%
                                                                                     100                100%

                        THE CASH VALUE ACCUMULATION TEST

This test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are the net inverses of net single premiums based on an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55 and a female non-tobacco preferred issue age 55.


                      PERCENTAGE OF                          PERCENTAGE OF                          PERCENTAGE OF
    POLICY YEAR         CASH VALUE         POLICY YEAR         CASH VALUE        POLICY YEAR         CASH VALUE

         1                 302%                16                 174%                31                121%

         2                 290%                17                 169%                32                119%

         3                 279%                18                 164%                33                118%

         4                 269%                19                 159%                34                116%

         5                 259%                20                 154%                35                115%

         6                 249%                21                 150%                36                113%

         7                 240%                22                 146%                37                112%

         8                 231%                23                 142%                38                111%

         9                 223%                24                 139%                39                110%

        10                 215%                25                 136%                40                108%

        11                 207%                26                 133%                41                107%

        12                 200%                27                 130%                42                106%

        13                 193%                28                 127%                43                104%

        14                 186%                29                 125%                44                103%

        15                 180%                30                 123%                45                102%

PROCEEDS PAYABLE ON DEATH

The actual Death Proceeds payable on the death of the last surviving Insured will be the death benefit as described above, less any Policy Indebtedness, and less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex", and "Suicide").

                               RIGHT OF CONVERSION

The Policy Owner may at any time, upon written request to the Company within 24 months of the Policy Date, make an irrevocable, one time election to transfer all Sub-Account Cash Values to the Fixed Account. The Right of Conversion provision is subject to state availability.

                          CHANGES OF INVESTMENT POLICY

The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. A Policy Owner who objects may, upon written request, transfer all Sub-Account Cash Values to the Fixed Account. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this transfer. No transfer charge will be assessed.

                                  GRACE PERIOD

-Without Death Benefit Guarantees


If the Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current monthly deduction, and no Death Benefit Guarantee is in effect, a Grace Period will be allowed for the payment of a premium of at least 4 times the current monthly deduction. The Company will send you a notice at the start of the Grace Period at the last known address stating the amount of premium required. The Grace Period will end 61 days after the later of the day the Company mails the notice and the Monthly Anniversary Date when the Surrender Value was insufficient. If the required amount is not paid by the end of the Grace Period, this Policy will terminate without value. The Company will pay the Death Proceeds if the Death Proceeds become payable during the Grace Period.


- Lifetime Death Benefit Guarantee

The Policy will not lapse if on each Monthly Anniversary Date, (1) is greater than or equal to (2), where:

       1. is the sum of all premiums paid to date less any Indebtedness and less any previous partial surrenders; and

       2. is the sum of the Lifetime Death Benefit Guarantee Premiums due since the Policy Date including such premium for the current Monthly Anniversary Date.

The Lifetime Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in Specified Amount would increase or decrease the minimum guaranteed amount, respectively. The Lifetime Death Benefit Guarantee Premium is shown on the Policy Data Page. The Lifetime Death Benefit Guarantee Premium is the same as the IRS Guideline Level Premium.

- Limited Death Benefit Guarantee

During the Limited Death Benefit Guarantee Period, the Policy will not lapse if on each Monthly Anniversary Date (1) is greater than or equal to (2), where:

       1. is the sum of all premiums paid to date less any Indebtedness and less any previous partial surrenders; and

       2. is the sum of the Limited Death Benefit Guarantee Premiums due since the Policy Date including such premium for the current Monthly Anniversary Date.

The Limited Death Benefit Guarantee is not permanently lost when premium payments fall below those required to maintain this benefit. Payment of enough premium to make (1) greater than or equal to (2) restores the benefit. Any increase or decrease in Specified Amount would increase or decrease the minimum guaranteed amount, respectively.

The Limited Death Benefit Guarantee Period runs from the Policy Date to the Policy Anniversary on or next following the younger Insured's 75th birthday.


The Limited Death Benefit Guarantee Premium is shown on the Policy Data Page. For the first three Policy Years, the required premium is calculated from the Minimum Monthly Premium associated with the actual Issue Age, Sex and Underwriting Class. For Policy Years four and over, the required premium is the percentage of the IRS Guideline Level Premium shown below.


                                   AVERAGE OF INSUREDS ISSUE AGES UNDER OPTION 1
                   -------------------------------------------------------------------------------------------------
   POLICY SIZE        0-39       40-45         46           47          48          49         50-59        60+
                   -------------------------------------------------------------------------------------------------
      (000)
--------------------------------------------------------------------------------------------------------------------
     100-249           50          50          52           54          56          58          60           60
--------------------------------------------------------------------------------------------------------------------
     250-499           50          50          52           54          56          58          60           60
--------------------------------------------------------------------------------------------------------------------
      500+             50          50          52           54          56          58          60           60
--------------------------------------------------------------------------------------------------------------------
                                  AVERAGE OF INSUREDS ISSUE AGES UNDER OPTION 2*
                   -------------------------------------------------------------------------------------------------
   POLICY SIZE        0-39       40-45         46           47          48          49         50-59        60+
                   -------------------------------------------------------------------------------------------------
      (000)
--------------------------------------------------------------------------------------------------------------------
     100-249           17          17          18           19          20          21          22           23
--------------------------------------------------------------------------------------------------------------------
     250-499           16          17          18           19          20          21          22           23
--------------------------------------------------------------------------------------------------------------------
      500+             16          17          18           19          20          21          22           23
--------------------------------------------------------------------------------------------------------------------

     *   Shown as a percentage of the Option 2 IRS Guideline Level Premium.

                                  REINSTATEMENT

If the Grace Period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy lapses. The Policy Owner may reinstate the Policy provided both Insureds are alive on the date of reinstatement by:

       1. submitting a written request at any time within 3 years after the end of the Grace Period and prior to the Maturity Date;

       2. providing evidence of insurability of both Insureds satisfactory to the Company;

       3. paying sufficient premium to cover all policy charges that were due and unpaid during the Grace Period if the Policy terminated in the fourth or later policy year;

       4. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and

       5. paying or reinstating any Indebtedness against the Policy which existed at the end of the Grace Period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If your Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

       1.     the Cash Value at the end of the Grace Period; or

       2. the Surrender Charge for the Policy Year in which the Policy was reinstated.

Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the Underlying Mutual Fund allocation factors in effect at the start of the Grace Period.

                            THE FIXED ACCOUNT OPTION


Under exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein is subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.


A Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the General Account. The General Account consist of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets. The Company guarantees that the part of the Cash Value invested under the Fixed Account option will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months. Any approved change will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the application for the change. Basic Coverage and Supplemental Coverage will change proportionally. The Company reserves the right to limit the number of Specified Amount changes to one each Policy Year.

SPECIFIED AMOUNT INCREASES

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

       1. satisfactory evidence of insurability of both Insureds is provided;

       2.     the increase is for a minimum of $10,000; and

       3.     age limits are the same as for a new issue.

SPECIFIED AMOUNT DECREASES


After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any such decrease will reduce insurance in the following order:


       1.     insurance provided by the most recent increase;

       2.     the next most recent increases successively; and

       3.     insurance provided under the original application.

The Company will refuse a request for a decrease which would:

       1.     reduce the Specified Amount to less than the minimum issue amount;
              or

       2.     disqualify the Policy as a contract for life insurance.

CHANGES IN THE DEATH BENEFIT OPTION


After the first Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. Basic Coverage and Supplemental Coverage will be decreased proportionally. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Basic Coverage and Supplemental Coverage will be increased proportionally. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Date on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the Policy as a life insurance contract.


                             OTHER POLICY PROVISIONS

POLICY OWNER

While either Insured is living, all rights in this Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a contingent Policy Owner or a new Policy Owner while either Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.

If the Policy Owner dies before both Insureds have died, and there is no contingent Policy Owner, the Policy Owner's rights in this Policy belong to the Policy Owner's estate.

BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any.

The Policy Owner may name a new Beneficiary while either Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.

If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary is living when Death Proceeds become payable, the Death Proceeds will be paid to the Policy Owner or the Policy Owner's estate.


ASSIGNMENT

While either Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness.

INCONTESTABILITY

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the lifetimes of both Insureds for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the lifetimes of both Insureds for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of either Insured has been misstated, the affected benefits will be adjusted by the ratio of the last monthly cost of insurance deducted to the monthly cost of insurance that would have been deducted based on the true age and sex of each Insured.

SUICIDE

If either Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness and less any partial surrenders. If either Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

RIDERS

A rider may be added as an addition to the Policy. Riders currently include:

         1.       Maturity Extension Endorsement;
         2.       Policy Split Option; and
         3.       Estate Protection.

Rider availability varies by state.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums paid on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD"). The Policies will be distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS").


NAS is a corporation which was organized under the laws of the State of Ohio on April 8, 1965. NAS is both a broker-dealer and registered investment adviser. As such, it is the principal underwriter for several open-end investment companies and for a number of separate accounts issued by the Company and Nationwide Life and Annuity Insurance Company ("NLAIC") to fund the benefits of variable insurance and annuity policies. NAS also currently acts as the investment adviser and/or administrator for the mutual fund portfolios sold through NAS's registered representatives and for some of the mutual fund portfolios which act as underlying investment options for the variable insurance and annuity policies issued by the Company or NLAIC.


NAS acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Investing Foundation II, Nationwide Investing Foundation III and Nationwide Asset Allocation Trust, which are open-end management investment companies.


Gross first year commissions plus any expense allowance payments paid by the Company on the sale of these policies provided by the General Distributor will not exceed 80% of first year premiums up to the target premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-10 paid by the Company will not exceed 4% of actual premium payment, and will not exceed 1% in years 11+.

                               CUSTODIAN OF ASSETS

The Company serves as the Custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a Policy will be treated as a life insurance Policy for federal tax purposes. The Company will monitor compliance with these tests. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under Section 101 of the Code.

Although the Company believes that the Policy is in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a last survivor variable life insurance Policy is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is some uncertainty whether a last survivor variable life insurance contract will satisfy the Section 7702 definition of a life insurance contract.


Section 7702A of the Code defines Modified Endowment Contracts as those Policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the Policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from Modified Endowment Contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes a manner similar to the way annuities are taxed. Modified Endowment Contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the Cash Value of the Policy exceeds, at the time of distribution, the premiums paid into the Policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the Policy Owner is over age 59-1/2 or disabled. Under certain circumstances, certain distributions made under a Policy on the life of a "terminally ill individual," as that term is defined in the Code, are excludible from gross income.


The Policies offered by this prospectus may or may not be issued as Modified Endowment Contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a Policy is not a Modified Endowment Contract, a cash distribution during the first 15 years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Owner pursuant to
Section 7702(f)(7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a Modified Endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Code.


In addition to meeting the tests required under Sections 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations issued by the Secretary of the Treasury, set the standards for measuring the adequacy of this diversification. To be adequately diversified, each Sub-Account must meet certain tests. The Company believes that the investments of the Variable Account meet the applicable diversification standards. The regulations provide that a variable life Policy which does not satisfy the diversification standards will not be treated as life insurance under Section 7702 of the Code, unless the failure to satisfy regulations was inadvertent, the failure is corrected, and the Policy Owner or the Company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the Policy Owner if the income, for the period the Policy was not diversified, had been received by the Policy Owner. If the failure to diversify is not corrected in this manner, the Policy Owner of the life Policy will be deemed the owner of the underlying securities and will be taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of Underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of Underlying Mutual Funds, transfers between Underlying Mutual Funds, exchanges of Underlying Mutual Funds or changes in investment objectives of Underlying Mutual Funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.


The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner plus total Policy Indebtedness exceeds the premiums paid into the Policy, the excess generally will be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

- Non-Resident Aliens


Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. The Company is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.


-Taxation of Policy Split Option Rider

The Policy Split Option Rider permits a Policy to be split into two other single life insurance contracts upon the occurrence of a divorce of the joint Insureds or certain other changes in federal estate tax.

A Policy split could have adverse tax consequences. It is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1035 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. Additionally, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as Modified Endowment Contracts. Before the Policy Owner exercises rights provided by the

Policy split option rider, it is important that a tax adviser be consulted regarding the possible consequences of a Policy split.


- Withholding

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to the Company, or if the IRS notifies the Company that back-up withholding is required.


- Federal Estate and Generation-Skipping Transfer Taxes


The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1998, an estate of less than $625,000 (inclusive of certain predeath gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


Upon the death of the last Insured to die, the death benefit will generally be included in such Insured's federal gross estate if: (1) the Death Proceeds were payable to or for the benefit of such Insured's estate; or (2) such Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the Policy, such as the right to borrow on the Policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.


Similarly, if the Beneficiary is two or more generations younger than an Insured, the payment of the Death Proceeds at the death of such Insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.


The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with counsel and other competent advisors regarding these taxes,

State and local estate, inheritance income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary. A Policy Owner should consult with a competent tax adviser for specific information regarding the applicability of such taxes.

TAXATION OF THE POLICY

Section 7702 of the Code provides that, if one of two alternative qualification tests is met, a Policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

Under the Cash Value Accumulation Test, the terms of the Policy must, generally, provide that the cash surrender value of the Policy, as defined in Section 7702 of the Code, cannot at any time exceed the net single premium required to fund the future benefits under the Policy. The net single premium under the Policy will vary according to the age, sex and underwriting classification of the Insureds. Under this test, premiums may be paid as long as the death benefits is at least equal to the benefit that could be purchased with a net single premium equal to the Cash Value. A table showing an example of the relationship between the Cash Value and death benefit under this test is found in the "How the Death Benefit Varies" section.

Under the Guideline Premium/Cash Value Corridor Test, the sum of the premiums paid into the Policy cannot, at any time, exceed the guideline premium limitation described in Section 7702 of the Code. Additionally, a minimum death benefit must be provided, based on the Cash Value. A table showing the required relationship between the Cash Value and the Death Benefit under this test is found in the "How the Death Benefit Varies" section. Policy Owners selecting this test may also select either an Option 1 or Option 2 death benefit. A detailed explanation of the two options is found under the heading "How the Death Benefit Varies."

The Policy Owners must choose one of these two qualifications tests on the application. Once elected, the qualification test cannot be changed for the duration of the Policy. If neither test is designated on the application, the Guideline Premium/Cash Value Corridor Test with and Option 1 Death Benefit will be assumed by the Company to have been selected.

The Policy should receive the same federal tax treatment as a fixed benefit life insurance Policy. The Death Benefit paid under the Policy that satisfies the statutory definition of life insurance is excludable from the gross income of the beneficiary under Section 101 of the Code.

Regardless of which test is selected, the Company will monitor compliance with statutory definition of life insurance for federal tax purposes.

DESCRIPTION OF CASH VALUE ACCUMULATION TEST AND GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

Section 7702(b)(1) of the Code provides that if one of two alternate tests are met, a Policy will be treated as a life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

The Cash Value Accumulation Test generally requires that under the terms of a life insurance Policy, the death benefit must be sufficient so that the cash surrender value, as defined in Section 7702(f)(2), does not at any time exceed the net single premium required to fund the future benefits under the Policy. The net single premium under the Policy will vary according to the age, sex and underwriting classification of the Insureds.

Under the Cash Value Accumulation Test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Account Value at all times. A table containing the applicable percentage of Cash Value can be found in the "How the Death Benefit Varies" section.

The Guideline Premium/Cash Value Corridor Test requires that the sum of the premiums paid into the Contract does not at any time exceed the guideline premium limitation. Additionally, a minimum corridor of Death Benefit in relation to Account Value must be maintained.

Policy Owners who elect this test are given the option of electing either an Option 1 or Option 2 death benefit. Please refer to "How The Death Benefit Varies" for a detailed explanation.

The Policy Owners must make the election of death benefit qualification tests on the application. Once elected, the Death Benefit qualification test cannot be changed for the duration of the Policy. If no option is designated, the guideline premium test Option 1 will be assumed by the Company to have been selected.

Regardless of which test is selected, the Company will monitor compliance to assure that the Policy meets the statutory definition of life insurance for federal tax purposes. The Policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the Death Proceeds payable under a Policy are excludable from gross income of the beneficiary under
Section 101 of the Code.

The Policy Owner elects either the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test in the application. This election is irrevocable.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any Federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.


The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Policy.

If the Policy Owner, Insured, or Beneficiary or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the Death Benefit, or other Distributions and/or ownership of the Policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting if when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE POLICIES. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY


The life insurance business, which includes product lines in health insurance, annuities and retirement products is the only business in which the Company is engaged.


The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.


The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account, Nationwide DC Variable Account and Nationwide DCVA-II, each of which is a registered investment company.


The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares the Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward, Fuellgraf and Weihl and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.

DIRECTORS OF THE COMPANY

 DIRECTORS OF THE DEPOSITOR NAME AND   POSITIONS AND OFFICERS WITH DEPOSITOR       PRINCIPAL OCCUPATION
    PRINCIPAL BUSINESS ADDRESS

Lewis J. Alphin                         Director                           Farm Owner and Operator (1)
519 Bethel Church Road
Mount Olive, NC 28365

A. I. Bell                              Director                           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Keith W. Eckel                          Director                           Partner, Fred W. Eckel Sons;
1647 Falls Road                                                            President, Eckel Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                        Director                           Retired General Manager, Lyon County
301 East Marshall Street                                                   Co-operative Oil Company (1)
Marshall, MN 44691

Fred C. Finney                          Director                           Owner and Operator, Moreland Fruit
1558 West Moreland Road                                                    Farm; Operator, Melrose Orchard (1)
Wooster, OH 44691

Charles L. Fuellgraf, Jr.               Director                           Chief Executive Officer, Fuellgraf
600 South Washington Street                                                Electric Company (1)
Butler, PA 16001

Joseph J. Gasper              President and Chief                          President and Chief Operating Officer,
One Nationwide Plaza          Operating Officer                            Nationwide Life Insurance Company and
Columbus, OH 43215            and Director                                 Nationwide Life and Annuity Insurance
                                                                           Company (2)

Dimon R. McFerson             Chairman and Chief Executive                 Chairman and Chief Executive
One Nationwide Plaza          Officer-Nationwide Insurance                 Enterprise  Officer-Nationwide Insurance
Columbus, OH 43215            and Director                                 Enterprise (2)

David O. Miller               Chairman of the Board                        President, Owen Potato Farm, Inc.;
115 Sprague Drive             and Director                                 Partner, M&M Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                    Director                           Senior Vice President-General Manager
Suite 1600                                                                 Southern Customer Operations for U.S.
2859 Paces Ferry Road                                                      Customer Operations, Xerox Corporation
Atlanta, GA 30339                                                          (2)

 DIRECTORS OF THE DEPOSITOR NAME AND   POSITIONS AND OFFICERS WITH DEPOSITOR       PRINCIPAL OCCUPATION
    PRINCIPAL BUSINESS ADDRESS

C. Ray Noecker                          Director                           Owner and Operator, Noecker Farms (1)
2770 Winchester Southern S.
Ashville, OH 43103

James F. Patterson                      Director                           Vice President, Pattersons, Inc.;
8765 Mulberry Road                                                         President, Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                        Director                           President and Chief Executive Officer,
1356 North Wenger Road                                                     K&B Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                       Director                           Owner and Operator Sunnydale Farms and
88740 Fairview Road                                                        Mining (1)
Jewett, OH 43986

Nancy C. Thomas                         Director                           Farm Owner and Operator, Da-Ma-Lor
10835 Georgetown Street NE                                                 Farms (1)
Louisville, OH 44641

Harold W. Weihl                         Director                           Farm Owner and Operator, Weihl Farms
14282 King Road                                                            (1)
Bowling Green, OH 43402

1) Principal Occupation for last 5 years

2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

1)     Principal occupation for last five years.

2) Prior to assuming this current position, Messrs. McFerson and Gasper held other executive management positions with the companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.


Messrs. McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas and Mr. Weihl are trustees of Nationwide Investing Foundation and Nationwide Investing Foundation III, registered investment companies. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY

            OFFICERS OF THE DEPOSITOR                                 OFFICES OF THE DEPOSITOR
       NAME AND PRINCIPAL BUSINESS ADDRESS

Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                   Senior Vice President and General Counsel and Assistant
One Nationwide Plaza                              Secretary
Columbus, OH 43215

            OFFICERS OF THE DEPOSITOR                                 OFFICES OF THE DEPOSITOR
       NAME AND PRINCIPAL BUSINESS ADDRESS

Harvey S. Galloway, Jr.                           Senior Vice President and Chief Actuary, Health and Annuities
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                                 Vice President-Life Marketing and Administrative Services
One Nationwide Plaza
Columbus, OH 43215

Timothy E. Murphy                                 Vice President-Strategic Marketing
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                                   Vice President Retail Operations
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                                    Vice President-Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215


                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, and Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among Sub-Accounts, premium payments, loans, loan repayments, reinstatement and termination.

                                   ADVERTISING

The Company is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                           YEAR 2000 COMPLIANCE ISSUES


The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


                                     EXPERTS


The audited financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                                 LEGAL OPINIONS


Legal matters in connection with the Policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

     ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Polices change with investment performance. The illustrations demonstrate how Cash Values, Cash Surrender Values and Death Benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values,, Cash Surrender Values and Death Benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is not Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and Death Benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Variable Account Sub-Accounts is lower than the gross return. This is due to the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses for the preceding year for all mutual fund options available under the policy as of March 13, 1998.


Taking into account the Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10% and 11.10%, respectively.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and Death Benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

The illustrations reflect that the Company deducts a sales load from each premium payment. Charges for state premium and federal taxes are also deducted from each premium payment. The illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy month. The illustrations also reflect that the Company deducts a monthly charge to assume mortality and expense risks. This mortality and expense risk charge is assessed at the beginning of each policy month and is calculated as a percentage of the assets of the Variable Account only.

The Cash Surrender Values shown in the illustrations reflect that the Company will deduct a Surrender Charge from the Policy's Cash Value for any Policy surrendered in the first fourteen years.

Upon request, the Company will furnish a comparable illustration based on the proposed Insureds' age, sex, smoking classification, rating classification and premium payment requested.

                                   $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                       FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                 OPTION 1 CURRENT VALUES

                                  0% HYPOTHETICAL                      6% HYPOTHETICAL                        12% HYPOTHETICAL
                              GROSS INVESTMENT RETURN              GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN

            PREMIUMS
           PAID PLUS                   CASH                               CASH                                    CASH
  POLICY    INTEREST        CASH       SURR        DEATH       CASH       SURR         DEATH         CASH         SURR        DEATH
    YEAR       AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE       BENEFIT        VALUE        VALUE      BENEFIT

       1      12,758      10,289        403    1,000,000     10,924      1,039     1,000,000       11,560        1,674    1,000,000
       2      26,153      20,302     10,416    1,000,000     22,203     12,317     1,000,000       24,180       14,294    1,000,000
       3      40,218      30,026     20,141    1,000,000     33,834     23,948     1,000,000       37,950       28,064    1,000,000
       4      54,986      39,450     30,058    1,000,000     45,815     36,424     1,000,000       52,970       43,579    1,000,000
       5      70,493      48,556     39,659    1,000,000     58,140     49,243     1,000,000       69,347       60,450    1,000,000
       6      86,775      57,328     48,925    1,000,000     70,803     62,401     1,000,000       87,199       78,796    1,000,000
       7     103,872      65,743     57,834    1,000,000     83,791     75,882     1,000,000      106,650       98,742    1,000,000
       8     121,823      73,766     66,352    1,000,000     97,079     89,665     1,000,000      127,830      120,416    1,000,000
       9     140,671      81,355     74,435    1,000,000    110,635    103,715     1,000,000      150,876      143,956    1,000,000
      10     160,462      88,466     82,040    1,000,000    124,425    117,999     1,000,000      175,942      169,516    1,000,000
      11     181,243      96,284     90,353    1,000,000    140,087    134,155     1,000,000      205,247      199,315    1,000,000
      12     203,063     103,776     99,328    1,000,000    156,110    151,661     1,000,000      237,361      232,913    1,000,000
      13     225,973     110,738    107,772    1,000,000    172,495    169,529     1,000,000      272,596      269,631    1,000,000
      14     250,030     117,145    115,662    1,000,000    189,243    187,761     1,000,000      311,306      309,823    1,000,000
      15     275,289     122,961    122,961    1,000,000    206,348    206,348     1,000,000      353,882      353,882    1,000,000
      16     301,810     128,376    128,376    1,000,000    224,016    224,016     1,000,000      400,951      400,951    1,000,000
      17     329,658     133,420    133,420    1,000,000    242,312    242,312     1,000,000      453,075      453,075    1,000,000
      18     358,899     138,133    138,133    1,000,000    261,313    261,313     1,000,000      510,886      510,886    1,000,000
      19     389,601     142,585    142,585    1,000,000    281,130    281,130     1,000,000      575,109      575,109    1,000,000
      20     421,839     146,898    146,898    1,000,000    301,915    301,915     1,000,000      646,564      646,564    1,000,000
      21     455,688     150,224    150,224    1,000,000    323,022    323,022     1,000,000      725,762      725,762    1,000,000
      22     491,230     152,425    152,425    1,000,000    344,394    344,394     1,000,000      813,738      813,738    1,000,000
      23     528,549     153,347    153,347    1,000,000    365,975    365,975     1,000,000      911,733      911,733    1,000,000
      24     567,734     152,804    152,804    1,000,000    387,703    387,703     1,000,000    1,020,969    1,020,969    1,072,017
      25     608,878     150,554    150,554    1,000,000    409,487    409,487     1,000,000    1,141,752    1,141,752    1,198,839
      26     652,080     146,272    146,272    1,000,000    431,201    431,201     1,000,000    1,275,174    1,275,174    1,338,933
      27     697,441     139,533    139,533    1,000,000    452,686    452,686     1,000,000    1,422,506    1,422,506    1,493,631
      28     745,071     129,799    129,799    1,000,000    473,744    473,744     1,000,000    1,585,128    1,585,128    1,664,385
      29     795,082     116,432    116,432    1,000,000    494,168    494,168     1,000,000    1,764,539    1,764,539    1,852,766
      30     847,594      98,703     98,703    1,000,000    513,756    513,756     1,000,000    1,962,368    1,962,368    2,060,486


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   $12,150 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                       FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                OPTION 1 GUARANTEED VALUES

                               0% HYPOTHETICAL                    6% HYPOTHETICAL                       12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN

         PREMIUMS
         PAID PLUS                CASH                                CASH                                  CASH
POLICY    INTEREST    CASH        SURR      DEATH         CASH        SURR     DEATH           CASH         SURR      DEATH
YEAR       AT 5%      VALUE      VALUE     BENEFIT        VALUE      VALUE     BENEFIT         VALUE        VALUE     BENEFIT

    1     12,758     10,284        398    1,000,000      10,919      1,034    1,000,000       11,555        1,669    1,000,000
    2     26,153     20,278     10,392    1,000,000      22,178     12,292    1,000,000       24,154       14,268    1,000,000
    3     40,218     29,962     20,077    1,000,000      33,766     23,881    1,000,000       37,879       27,993    1,000,000
    4     54,986     39,317     29,925    1,000,000      45,673     36,281    1,000,000       52,818       43,427    1,000,000
    5     70,493     48,314     39,417    1,000,000      57,878     48,981    1,000,000       69,063       60,166    1,000,000
    6     86,775     56,920     48,517    1,000,000      70,356     61,953    1,000,000       86,709       78,306    1,000,000
    7    103,872     65,088     57,180    1,000,000      83,067     75,159    1,000,000      105,852       97,943    1,000,000
    8    121,823     72,757     65,343    1,000,000      95,956     88,542    1,000,000      126,581      119,167    1,000,000
    9    140,671     79,845     72,925    1,000,000     108,945    102,026    1,000,000      148,986      142,066    1,000,000
   10    160,462     86,263     79,837    1,000,000     121,948    115,523    1,000,000      173,160      166,734    1,000,000
   11    181,243     92,614     86,683    1,000,000     136,001    130,069    1,000,000      200,692      194,760    1,000,000
   12    203,063     98,251     93,802    1,000,000     149,988    145,540    1,000,000      230,530      226,082    1,000,000
   13    225,973    102,967    100,001    1,000,000     163,807    160,841    1,000,000      262,873      259,908    1,000,000
   14    250,030    106,580    105,098    1,000,000     177,335    175,852    1,000,000      297,948      296,466    1,000,000
   15    275,289    108,916    108,916    1,000,000     190,411    190,411    1,000,000      336,002      336,002    1,000,000
   16    301,810    109,734    109,734    1,000,000     202,816    202,816    1,000,000      377,302      377,302    1,000,000
   17    329,658    108,714    108,714    1,000,000     214,254    214,254    1,000,000      422,143      422,143    1,000,000
   18    358,899    105,423    105,423    1,000,000     224,329    224,329    1,000,000      470,867      470,867    1,000,000
   19    389,601     99,334     99,334    1,000,000     232,562    232,562    1,000,000      523,915      523,915    1,000,000
   20    421,839     89,762     89,762    1,000,000     238,404    238,404    1,000,000      581,895      581,895    1,000,000
   21    455,688     76,021     76,021    1,000,000     241,240    241,240    1,000,000      645,657      645,657    1,000,000
   22    491,230     57,449     57,449    1,000,000     240,382    240,382    1,000,000      716,365      716,365    1,000,000
   23    528,549     33,189     33,189    1,000,000     235,025    235,025    1,000,000      795,593      795,593    1,000,000
   24    567,734      2,133      2,133    1,000,000     224,169    224,169    1,000,000      885,437      885,437    1,000,000
   25    608,878        (*)        (*)          (*)     206,467    206,467    1,000,000      988,427      988,427    1,037,848
   26    652,080        (*)        (*)          (*)     180,054    180,054    1,000,000    1,102,806    1,102,806    1,157,946
   27    697,441        (*)        (*)          (*)     142,355    142,355    1,000,000    1,228,431    1,228,431    1,289,853
   28    745,071        (*)        (*)          (*)      89,773     89,773    1,000,000    1,366,226    1,366,226    1,434,538
   29    795,082        (*)        (*)          (*)      17,359     17,359    1,000,000    1,517,152    1,517,152    1,593,009
   30    847,594        (*)        (*)          (*)         (*)        (*)          (*)    1,682,207    1,682,207    1,766,317


ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)    GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   $14,000 ANNUAL PREMIUM: $1,000,000 SPECIFIED AMOUNT
                                        MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                       FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                                 OPTION 2 CURRENT VALUES

                               0% HYPOTHETICAL                    6% HYPOTHETICAL                       12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN

         PREMIUMS
         PAID PLUS                CASH                                CASH                                  CASH
POLICY    INTEREST    CASH        SURR      DEATH         CASH        SURR     DEATH           CASH         SURR      DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT        VALUE      VALUE     BENEFIT         VALUE        VALUE     BENEFIT

    1     14,700     11,953      1,628    1,011,953     12,688     2,363    1,012,688       13,423        3,098    1,013,423
    2     30,135     23,599     13,274    1,023,599     25,801    15,476    1,025,801       28,092       17,767    1,028,092
    3     46,342     34,923     24,598    1,034,923     39,339    29,014    1,039,339       44,111       33,786    1,044,111
    4     63,359     45,912     36,103    1,045,912     53,297    43,488    1,053,297       61,596       51,787    1,061,596
    5     81,227     56,544     47,251    1,056,544     67,666    58,374    1,067,666       80,667       71,375    1,080,667
    6     99,988     66,800     58,024    1,066,800     82,438    73,662    1,082,438      101,458       92,682    1,101,458
    7    119,688     76,651     68,391    1,076,651     97,593    89,333    1,097,593      124,105      115,845    1,124,105
    8    140,372     86,057     78,313    1,086,057    113,098   105,354    1,113,098      148,745      141,001    1,148,745
    9    162,090     94,966     87,739    1,094,966    128,909   121,681    1,128,909      175,519      168,292    1,175,519
   10    184,895    103,328     96,616    1,103,328    144,975   138,264    1,144,975      204,577      197,866    1,204,577
   11    208,840    112,668    106,473    1,112,668    163,127   156,932    1,163,127      238,397      232,202    1,238,397
   12    233,982    121,416    116,769    1,121,416    181,642   176,996    1,181,642      275,312      270,666    1,275,312
   13    260,381    129,537    126,439    1,129,537    200,496   197,398    1,200,496      315,609      312,512    1,315,609
   14    288,100    136,999    135,450    1,136,999    219,663   218,114    1,219,663      359,608      358,059    1,359,608
   15    317,205    143,754    143,754    1,143,754    239,099   239,099    1,239,099      407,642      407,642    1,407,642
   16    347,765    150,016    150,016    1,150,016    259,032   259,032    1,259,032      460,364      460,364    1,460,364
   17    379,853    155,819    155,819    1,155,819    279,512   279,512    1,279,512      518,299      518,299    1,518,299
   18    413,546    161,205    161,205    1,161,205    300,604   300,604    1,300,604      582,046      582,046    1,582,046
   19    448,923    166,256    166,256    1,166,256    322,415   322,415    1,322,415      652,306      652,306    1,652,306
   20    486,070    171,113    171,113    1,171,113    345,123   345,123    1,345,123      729,919      729,919    1,729,919
   21    525,073    174,778    174,778    1,174,778    367,736   367,736    1,367,736      814,606      814,606    1,814,606
   22    566,027    177,087    177,087    1,177,087    390,065   390,065    1,390,065      906,930      906,930    1,906,930
   23    609,028    177,861    177,861    1,177,861    411,898   411,898    1,411,898    1,007,502    1,007,502    2,007,502
   24    654,179    176,894    176,894    1,176,894    432,978   432,978    1,432,978    1,116,962    1,116,962    2,116,962
   25    701,588    173,921    173,921    1,173,921    452,975   452,975    1,452,975    1,235,953    1,235,953    2,235,953
   26    751,368    168,600    168,600    1,168,600    471,459   471,459    1,471,459    1,365,103    1,365,103    2,365,103
   27    803,636    160,497    160,497    1,160,497    487,883   487,883    1,487,883    1,505,007    1,505,007    2,505,007
   28    858,518    149,090    149,090    1,149,090    501,576   501,576    1,501,576    1,656,218    1,656,218    2,656,218
   29    916,144    133,805    133,805    1,133,805    511,775   511,775    1,511,775    1,819,293    1,819,293    2,819,293
   30    976,651    114,057    114,057    1,114,057    517,664   517,664    1,517,664    1,994,824    1,994,824    2,994,824

ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)    CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                           $14,000 ANNUAL PREMIUM:  $1,000,000 SPECIFIED AMOUNT
                                 MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                FEMALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55

                                         OPTION 2 GUARANTEED VALUES

                               0% HYPOTHETICAL                    6% HYPOTHETICAL                       12% HYPOTHETICAL
                          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN

         PREMIUMS
         PAID PLUS                CASH                                CASH                                  CASH
POLICY    INTEREST    CASH        SURR      DEATH         CASH        SURR     DEATH           CASH         SURR      DEATH
 YEAR      AT 5%      VALUE      VALUE     BENEFIT        VALUE      VALUE     BENEFIT         VALUE        VALUE     BENEFIT

    1     14,700     11,948      1,623    1,011,948     12,683     2,358    1,012,683       13,418        3,093    1,013,418
    2     30,135     23,574     13,249    1,023,574     25,776    15,451    1,025,776       28,065       17,740    1,028,065
    3     46,342     34,858     24,533    1,034,858     39,269    28,944    1,039,269       44,038       33,713    1,044,038
    4     63,359     45,774     35,965    1,045,774     53,149    43,340    1,053,149       61,437       51,629    1,061,437
    5     81,227     56,292     46,999    1,056,292     67,392    58,099    1,067,392       80,368       71,076    1,080,368
    6     99,988     66,371     57,595    1,066,371     81,965    73,189    1,081,965      100,936       92,160    1,100,936
    7    119,688     75,958     67,698    1,075,958     96,820    88,560    1,096,820      123,242      114,982    1,123,242
    8    140,372     84,982     77,238    1,084,982    111,887   104,143    1,111,887      147,376      139,633    1,147,376
    9    162,090     93,349     86,121    1,093,349    127,067   119,839    1,127,067      173,415      166,187    1,173,415
   10    184,895    100,953     94,242    1,100,953    142,246   135,535    1,142,246      201,426      194,715    1,201,426
   11    208,840    108,714    102,519    1,108,714    158,604   152,409    1,158,604      233,188      226,993    1,233,188
   12    233,982    115,492    110,846    1,115,492    174,817   170,171    1,174,817      267,390      262,744    1,267,390
   13    260,381    121,152    118,055    1,121,152    190,729   187,631    1,190,729      304,138      301,040    1,304,138
   14    288,100    125,542    123,993    1,125,542    206,153   204,604    1,206,153      343,527      341,978    1,343,527
   15    317,205    128,463    128,463    1,128,463    220,846   220,846    1,220,846      385,611      385,611    1,385,611
   16    347,765    129,651    129,651    1,129,651    234,482   234,482    1,234,482      430,378      430,378    1,430,378
   17    379,853    128,757    128,757    1,128,757    246,631   246,631    1,246,631      477,722      477,722    1,477,722
   18    413,546    125,327    125,327    1,125,327    256,726   256,726    1,256,726      527,407      527,407    1,527,407
   19    448,923    118,827    118,827    1,118,827    264,090   264,090    1,264,090      579,086      579,086    1,579,086
   20    486,070    108,688    108,688    1,108,688    267,967   267,967    1,267,967      632,323      632,323    1,632,323
   21    525,073     94,292     94,292    1,094,292    267,543   267,543    1,267,543      686,618      686,618    1,686,618
   22    566,027     75,000     75,000    1,075,000    261,971   261,971    1,261,971      741,422      741,422    1,741,422
   23    609,028     50,330     50,330    1,050,330    250,357   250,357    1,250,357      796,117      796,117    1,796,117
   24    654,179     19,716     19,716    1,019,716    231,704   231,704    1,231,704      849,960      849,960    1,849,960
   25    701,588        (*)        (*)          (*)    204,806   204,806    1,204,806      901,962      901,962    1,901,962
   26    751,368        (*)        (*)          (*)    168,164   168,164    1,168,164      950,782      950,782    1,950,782
   27    803,636        (*)        (*)          (*)    119,956   119,956    1,119,956      994,682      994,682    1,994,682
   28    858,518        (*)        (*)          (*)     57,944    57,944    1,057,944    1,031,477    1,031,477    2,031,477
   29    916,144        (*)        (*)          (*)        (*)       (*)          (*)    1,058,683    1,058,683    2,058,683
   30    976,651        (*)        (*)          (*)        (*)       (*)          (*)    1,073,628    1,073,628    2,073,628

ASSUMPTIONS:

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2)    GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                   APPENDIX 2

The following performance tables display historical investment results of the Underlying Mutual Fund Sub-Accounts. This information may be useful in helping potential investors in deciding which Underlying Mutual Fund Sub-Accounts to choose and in assessing the competence of the Underlying Mutual Funds' investment advisers. The performance figures shown should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the Underlying Mutual Funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the Underlying Mutual Fund Sub-Accounts are not guaranteed and will fluctuate so that a Policy Owner's units, when redeemed, may be worth more or less than their original cost.

                            FUND PERFORMANCE TABLE

                                                       -----------------------------------------------------------------------------
                                                                                                      Annual Percentage Change
------------------------------------------------------------------------------------------------------------------------------------
                                                              Fund              Unit
            UNDERLYING INVESTMENT OPTIONS                   Inception          Values           1995          1996             1997
                                                             Date**           12/31/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                                05/01/91           12.66           21.12          12.21           15.81
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation                    11/20/87            8.82           31.10          -4.32           -3.26
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International                           05/01/94           12.78           11.33          14.10           18.63
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                                   05/01/96           12.79             N/A            N/A           26.08
------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          10/06/93           14.36           34.56          21.23           28.43
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              09/29/89           15.24           33.28          22.54           32.96
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Capital Appreciation       04/05/93           10.25           33.52          24.28           28.05
Fund
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth & Income Fund       05/02/94           11.61           61.89          19.63           16.21
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset  Manager Portfolio                    09/06/89           13.30           16.96          14.60           20.65
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                        01/03/95           13.97             N/A          21.31           24.14
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                        10/09/86           13.82           35.09          14.28           28.11
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Portfolio               01/03/95           11.00             N/A          18.27           29.95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               10/09/86           12.90           35.36          14.71           23.48
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          09/19/85           12.74           20.60          14.03           17.67
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             01/28/87           11.90            9.68          13.22           11.56
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Debt Portfolio              06/16/97            9.87             N/A            N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              04/15/92           15.61           29.35          26.14           34.49
------------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                                  11/08/82           11.71           18.74           3.49            9.67
------------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      11/10/81           10.88            5.64           5.13            5.26
------------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                          10/23/95           12.35             N/A          22.83           17.35
------------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      11/08/82           14.81           29.09          21.84           29.43
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth       09/10/84           12.73           31.73           9.14           29.01
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -              09/10/84           11.18           10.93           4.31            6.74
Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -              03/22/94           15.06           36.47          29.57           31.25
Partners Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Bond Fund   04/30/85           11.63           17.00           4.80            9.25
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Global      11/12/90           13.26            2.24          17.80           22.43
Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Growth      04/03/85           10.49           36.66          25.20           26.68
Fund
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Multiple    02/09/87           12.82           21.36          15.50           17.22
Strategies  Fund
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - Discovery Fund       05/08/92           11.01           35.26           0.81           11.39
II
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - International        10/20/95            8.70             N/A          10.38          -13.52
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -  Opportunity         05/08/92           13.51           25.82          18.15           25.45
Fund II
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond          09/01/89           10.77           17.30           2.52            2.39
Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide               12/27/95            8.91             N/A          26.72          -11.53
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          09/01/89            9.89           12.08          20.57           -1.68
Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -         07/03/95           16.61             N/A          40.53           21.47
Morgan Stanley Real Estate Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International  Equity Portfolio      06/30/95            9.71             N/A           9.98           -2.26
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post Venture Capital Portfolio       09/30/96           11.52             N/A            N/A           13.34
------------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth Portfolio       06/30/95           11.37             N/A          13.91           15.65
------------------------------------------------------------------------------------------------------------------------------------



                                                       ---------------------------------------------------------------
                                                                              Non annualized Percentage Change
----------------------------------------------------------------------------------------------------------------------
                                                           1 mo           1 Yr           2 Yrs           3 Yrs.
            UNDERLYING INVESTMENT OPTIONS                    To             to             to              to
                                                          12/31/97       12/31/97       12/31/97        12/31/97
----------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                                1.60          15.81           29.95          57.39
----------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation                   -2.12          -3.26           -7.44          21.35
----------------------------------------------------------------------------------------------------------------------
American Century VP International                           3.48          18.63           35.36          50.69
----------------------------------------------------------------------------------------------------------------------
American Century VP Value                                   2.51          26.08             N/A            N/A
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.          2.35          28.43           55.70         109.51
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                              1.71          32.96           62.92         117.13
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Capital Appreciation       1.76          28.05           59.14         112.48
Fund
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Growth & Income Fund       2.20          16.21           39.02         125.06
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset, Inc. Manager Portfolio               1.52          20.65           38.27          61.72
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                        1.84          24.14           50.59            N/A
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                        2.15          28.11           46.41          97.78
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Portfolio               2.77          29.95           53.70            N/A
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.22          23.48           41.64          91.73
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          1.12          17.67           34.18          61.82
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             0.84          11.56           26.30          38.52
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Debt Portfolio              2.92            N/A             N/A            N/A
----------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                              2.01          34.49           69.65         119.45
----------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                                  1.05           9.67           13.49          34.76
----------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                      0.45           5.26           10.66          16.90
----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                          0.99          17.35           44.14            N/A
----------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                      2.15          29.43           57.70         103.57
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth       3.56          29.01           40.80          85.47
Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -              0.57           6.74           11.34          23.51
Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -              1.63          31.25           70.06         132.08
Partners Portfolio
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Bond Fund   1.00           9.25           14.49          33.95
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Global      0.99          22.43           44.22          47.45
Securities Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Growth      0.09          26.68           58.61         116.75
Fund
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Multiple    0.60          17.22           35.39          64.30
Strategies  Fund
----------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - Discovery Fund      -3.30          11.39           12.29          51.88
II
----------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - International       -1.38         -13.52           -4.54            N/A
Fund II
----------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -  Opportunity         1.51          25.45           48.22          86.49
Fund II
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond          0.18           2.39            4.97          23.13
Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide              -0.27         -11.53           12.10            N/A
Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard         -0.38          -1.68           18.55          32.88
Assets Fund
----------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -         2.77          21.47           70.71            N/A
Morgan Stanley Real Estate Securities Portfolio
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International  Equity Portfolio     -1.05          -2.26            7.50            N/A
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio       2.05          13.34             N/A            N/A
----------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth Portfolio       2.11          15.65           31.73            N/A
----------------------------------------------------------------------------------------------------------------------



                                                    ------------------------------------------------------------------------------
                                                    Non annualized Percentage Change         Annualized Percentage Change
----------------------------------------------------------------------------------------------------------------------------------
                                                           5 yrs.    Inception         3 Yrs.        5 yrs.         Inception
            UNDERLYING INVESTMENT OPTIONS                    to         to               to            to              To
                                                          12/31/97   12/31/97         12/31/97      12/31/97         12/31/97
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                               70.53       101.14           16.32         11.27           11.06
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation                   32.30       146.60            6.66          5.76            9.34
----------------------------------------------------------------------------------------------------------------------------------
American Century VP International                            N/A        42.40           14.65           N/A           10.13
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value                                    N/A        41.57             N/A           N/A           23.23
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.           N/A       128.27           27.96           N/A           21.52
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                            144.03       237.04           29.49         19.53           15.86
----------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Variable Investment Fund Capital Appreciation    N/A       133.69           28.56           N/A           19.63
Fund
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth & Income Fund        N/A       120.37           31.05           N/A           24.09
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                    83.83       171.19           17.38         12.95           12.74
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                         N/A       107.52             N/A           N/A           27.64
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                      150.31       365.10           25.52         20.14           14.67
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity Portfolio                N/A       103.68             N/A           N/A           26.84
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                             128.82       407.79           24.23         18.00           15.57
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                         92.00       322.05           17.40         13.94           12.44
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                            93.38       137.09           11.47         14.10            8.22
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Debt Portfolio               N/A          N/A             N/A           N/A             N/A
----------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                            138.37       152.15           29.95         18.97           17.59
----------------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                                 42.82       299.38           10.46          7.39            9.57
----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                     24.78       199.91            5.34          4.53            7.04
----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                           N/A        64.86             N/A           N/A           25.67
----------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                    128.23       876.12           26.74         17.94           16.23
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth      88.19       469.82           22.86         13.48           13.97
Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -             31.49       185.00            7.29          5.63            8.19
Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust -               N/A       126.74           32.40           N/A           24.22
Partners Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Bond Fund  48.49       225.39           10.23          8.23            9.76
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Global    136.76       128.29           13.82         18.81           12.27
Securities Fund
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Growth    134.71       522.65           29.42         18.61           15.43
Fund
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund - Oppenheimer Multiple   86.79       244.92           18.00         13.31           12.04
Strategies  Fund
----------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - Discovery Fund      75.35        90.93           14.95         11.89           12.14
II
----------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. - International         N/A        -2.05             N/A           N/A           -0.94
Fund II
----------------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -  Opportunity       141.83       180.93           23.09         19.32           20.08
Fund II
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond         30.96        64.58            7.18          5.54            6.16
Fund
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide                N/A        10.98             N/A           N/A            5.32
Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard        108.54        81.35            9.94         15.83            7.41
Assets Fund
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust -          N/A        83.34             N/A           N/A           27.54
Morgan Stanley Real Estate Securities Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International  Equity Portfolio       N/A        15.35             N/A           N/A            5.90
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio        N/A        10.82             N/A           N/A            8.56
----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth Portfolio        N/A        64.80             N/A           N/A           22.20
----------------------------------------------------------------------------------------------------------------------------------


The preceding table displays three types of total return: (1) Annual Percentage Change; (2) Cumulative Non-Annualized Percentage Change; and (3) Average Annualized Percentage Change. Total return shows the percent change in unit values, with dividends and capital gains reinvested, after the deduction of applicable investment advisory fees and other expenses of the Underlying Mutual Funds), and includes no contract-level charges. The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures, i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period quoted. The Annual Percentage Change reflects the rate of return on an annual percentage basis during the 1995, 1996 and 1997 calendar years. The Average Annualized Percentage Change reflects the annual percentage rate of return over 3 and 5 year periods, or from Underlying Mutual Fund inception. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANCE CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.


** The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as Sub-Accounts through the Variable Account for one of the quoted periods, the total return figures will show the investment performance such Underlying Mutual Funds would have achieved Fund investment advisory fees and expenses had they been offered as Sub-Accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, total return figures may not be available for all of the periods shown.


** The Performance of Underlying Mutual Funds which have completed one or more years in the Variable Account. THE PRECEDING FUND PERFORMANCE TABLE DISPLAYS HISTORICAL INVESTMENT RESULTS OF THE UNDERLYING MUTUAL FUNDS. THIS INFORMATION MAY BE USEFUL IN HELPING POTENTIAL INVESTORS IN DECIDING WHICH UNDERLYING MUTUAL FUNDS TO CHOOSE AND IN ASSESSING THE COMPETENCE OF THE UNDERLYING MUTUAL FUNDS' INVESTMENT ADVISERS. THE PERFORMANCE FIGURES SHOWN SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE UNDERLYING PORTFOLIOS OF THE UNDERLYING MUTUAL FUNDS, AND THE MARKET CONDITIONS DURING THE PERIODS OF TIME QUOTED. THE PERFORMANCE FIGURES SHOULD NOT BE CONSIDERED AS ESTIMATES OR PREDICTIONS OF FUTURE PERFORMANCE. INVESTMENT RETURN AND THE PRINCIPAL VALUE OF THE UNDERLYING MUTUAL FUNDS ARE NOT GUARANTEED AND WILL FLUCTUATE SO THAT A POLICY OWNER'S UNITS, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAT THEIR ORIGINAL COST.

                          CASH VALUE PERFORMANCE TABLE

                                            ------------------------------------------------------------------------------
                                                        1 YEAR TO 12/31/97    2 YEARS TO 12/31/97  3 YEARS TO 12/31/97
--------------------------------------------------------------------------------------------------------------------------
                                              Fund                   Cash                  Cash                  Cash
       Underlying Investment Options          Inception   Accum      Surr.      Accum      Surr.     Accum       Surr.
                                              Date**      Value      Value      Value      Value     Value       Value
--------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced                 05/01/91    $20,350     $9,514    $42,881    $32,044    $69,883    $59,046
--------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation     11/20/87    $16,948     $6,111    $32,951    $22,114    $53,790    $42,953
--------------------------------------------------------------------------------------------------------------------------
American Century VP International            05/01/94    $20,874    $10,038    $44,351    $33,515    $70,133    $59,296
--------------------------------------------------------------------------------------------------------------------------
American Century VP Value                    05/01/96    $22,181    $11,344         $0         $0         $0         $0
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible             10/06/93    $22,612    $11,775    $49,663    $38,827    $85,722    $74,885
Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.               09/29/89    $23,421    $12,584    $51,724    $40,887    $89,102    $78,265
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Capital     04/05/93    $22,552    $11,716    $50,211    $39,374    $86,775    $75,939
Appreciation Fund
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth &    05/02/94    $20,422     $9,585    $44,587    $33,750    $83,486    $72,649
Income Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio      09/06/89    $21,215    $10,378    $45,199    $34,362    $72,912    $62,076
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio         01/03/95    $21,835    $10,998    $47,980    $37,144         $0         $0
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio         10/09/86    $22,548    $11,711    $47,945    $37,109    $81,973    $71,136
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity          01/03/95    $22,873    $12,036    $49,539    $38,703         $0         $0
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                10/09/86    $21,724    $10,887    $46,313    $35,476    $79,330    $68,493
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio           09/19/85    $20,679     $9,842    $43,960    $33,124    $71,734    $60,898
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio              01/28/87    $19,613     $8,777    $41,520    $30,683    $65,215    $54,378
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Debt         06/16/97         $0         $0         $0         $0         $0         $0
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund               04/15/92    $23,691    $12,854    $53,179    $42,342    $90,899    $80,062
--------------------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                   11/08/82    $19,248     $8,411    $38,879    $28,042    $61,971    $51,134
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                       11/10/81    $18,469     $7,632    $37,630    $26,794    $57,600    $46,763
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund           10/23/95    $20,622     $9,785    $45,679    $34,842         $0         $0
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                       11/08/82    $22,790    $11,954    $50,179    $39,342    $85,189    $74,352
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management       09/10/84    $22,718    $11,881    $47,126    $36,290    $79,049    $68,212
Trust - Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management       09/10/84    $18,732     $7,896    $38,001    $27,165    $59,128    $48,292
Trust - Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management       03/22/94    $23,112    $12,275    $52,684    $41,847    $92,666    $81,829
Trust - Partners Portfolio
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          04/30/85    $19,174     $8,338    $38,987    $28,151    $61,933    $51,097
Oppenheimer Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          11/12/90    $21,549    $10,712    $46,585    $35,749    $71,784    $60,948
Oppenheimer Global Securities Fund
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          04/03/85    $22,301    $11,465    $49,874    $39,037    $87,209    $76,373
Oppenheimer Growth Fund
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          02/09/87    $20,605     $9,768    $44,095    $33,258    $72,302    $61,465
Oppenheimer Multiple Strategies  Fund
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -       05/08/92    $19,558     $8,721    $38,966    $28,129    $65,059    $54,222
Discovery Fund II
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -       10/20/95    $15,166     $4,329    $31,728    $20,891         $0         $0
International Fund II
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -       05/08/92    $22,067    $11,231    $47,795    $36,958    $79,823    $68,987
Opportunity Fund II
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -          09/01/89    $17,946     $7,109    $36,097    $25,260    $57,199    $46,363
Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -          12/27/95    $15,558     $4,721    $35,060    $24,224         $0         $0
Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -          09/01/89    $17,245     $6,409    $37,859    $27,023    $60,598    $49,762
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------------------------




                                            --------------------------------------------------------------------
                                             5 YEARS TO 12/31/97  10 YEARS TO 12/31/97   INCEPTION TO 12/31/97
----------------------------------------------------------------------------------------------------------------
                                                          Cash                 Cash                   Cash
       Underlying Investment Options           Accum      Surr.     Accum      Surr.       Accum      Surr.
                                               Value      Value     Value      Value       Value      Value
----------------------------------------------------------------------------------------------------------------
American Century VP Balanced                 $124,978   $115,225         $0         $0   $180,014   $171,344
----------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation      $96,005    $86,252   $250,195   $243,151   $333,829   $327,327
----------------------------------------------------------------------------------------------------------------
American Century VP International                  $0         $0         $0         $0   $129,782   $119,487
----------------------------------------------------------------------------------------------------------------
American Century VP Value                          $0         $0         $0         $0    $69,118    $58,281
----------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth            $0         $0         $0         $0   $144,035   $134,282
Fund, Inc.
----------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.               $166,583   $156,830         $0         $0   $372,935   $365,349
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Capital           $0         $0         $0         $0   $152,130   $142,377
Appreciation Fund
----------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth &          $0         $0         $0         $0    $95,257    $84,962
Income Fund
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset  Manager Portfolio     $129,137   $119,384         $0         $0   $253,674   $246,089
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio               $0         $0         $0         $0    $74,298    $63,462
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio         $159,778   $150,025   $459,246   $452,202   $508,507   $503,630
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunity                $0         $0         $0         $0    $67,120    $56,283
Portfolio
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                $149,997   $140,244   $448,090   $441,046   $510,561   $505,684
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio           $130,691   $120,939   $372,306   $365,262   $496,496   $493,245
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio              $121,445   $111,692   $284,598   $277,554   $321,689   $315,187
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Emerging Markets Debt               $0         $0         $0         $0    $20,984    $10,147
Portfolio
----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund               $167,359   $157,606         $0         $0   $217,968   $208,757
----------------------------------------------------------------------------------------------------------------
NSAT Government  Bond Fund                   $107,649    $97,896   $266,637   $259,593   $521,385   $521,385
----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                        $98,723    $88,970   $216,656   $209,612   $473,668   $473,668
----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                 $0         $0         $0         $0   $124,379   $113,543
----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                       $158,084   $148,331   $429,171   $422,127   $920,158   $920,158
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management       $140,060   $130,307   $370,749   $363,705   $614,014   $612,389
Trust - Growth Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management       $101,703    $91,950   $235,231   $228,187   $378,296   $376,671
Trust - Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management             $0         $0         $0         $0   $126,500   $116,205
Trust - Partners Portfolio
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          $108,764    $99,011   $271,541   $264,497   $416,569   $413,318
Oppenheimer Bond Fund
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          $135,027   $125,274         $0         $0   $235,448   $227,321
Oppenheimer Global Securities Fund
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          $163,376   $153,623   $447,301   $440,258   $601,249   $597,998
Oppenheimer Growth Fund
----------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Fund -          $130,640   $120,887   $335,681   $328,637   $351,350   $344,848
Oppenheimer Multiple Strategies  Fund
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -       $118,500   $108,747         $0         $0   $149,212   $140,001
Discovery Fund II
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -             $0         $0         $0         $0    $83,424    $72,588
International Fund II
----------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Fund, Inc. -       $153,035   $143,282         $0         $0   $208,860   $199,649
Opportunity Fund II
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -           $99,376    $89,623         $0         $0   $194,324   $186,739
Worldwide Bond Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -                $0         $0         $0         $0    $57,694    $46,857
Worldwide Emerging Markets Fund
----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -          $117,063   $107,310         $0         $0   $292,352   $284,767
Worldwide Hard Assets Fund
----------------------------------------------------------------------------------------------------------------

                                            ------------------------------------------------------------------------------
                                                        1 YEAR TO 12/31/97    2 YEARS TO 12/31/97  3 YEARS TO 12/31/97
--------------------------------------------------------------------------------------------------------------------------
                                              Fund                   Cash                  Cash                  Cash
       Underlying Investment Options          Inception   Accum      Surr.      Accum      Surr.     Accum       Surr.
                                              Date**      Value      Value      Value      Value     Value       Value
--------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life           07/03/95    $21,341    $10,505    $51,006    $40,170         $0         $0
Investment Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International       06/30/95    $17,169     $6,332    $35,813    $24,977         $0         $0
Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post Venture        09/30/96    $19,895     $9,059         $0         $0         $0         $0
Capital Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company       06/30/95    $20,291     $9,455    $43,155    $32,319         $0         $0
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------



                                           -------------------------------------------------------------------
                                           5 YEARS TO 12/31/97  10 YEARS TO 12/31/97   INCEPTION TO 12/31/97
--------------------------------------------------------------------------------------------------------------
                                                        Cash                 Cash                   Cash
       Underlying Investment Options         Accum      Surr.     Accum      Surr.       Accum      Surr.
                                             Value      Value     Value      Value       Value      Value
--------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life               $0         $0         $0         $0    $79,668    $68,831
Investment Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International           $0         $0         $0         $0    $78,235    $67,399
Equity Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post Venture            $0         $0         $0         $0    $42,566    $31,730
Capital Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company           $0         $0         $0         $0    $74,614    $63,777
Growth Portfolio
--------------------------------------------------------------------------------------------------------------

   The preceding Cash Value performance table shows the effect of the performance quoted on accumulated values and Cash Surrender Values, based on a hypothetical annual guideline level premium of $20,000 for a 55 year old male and a 55 year old female, both non-smoker preferred, with a level initial basic coverage death benefit of $958,894. The Cash Surrender Value figures reflect the deduction of all applicable fund level investment advisory fees, premium load, mortality and expense risk charge, the applicable cost of insurance charges, and a monthly administrative charge. See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from the Company upon request.

   **The Underlying Mutual Fund Inception Date is the date the Underlying Mutual Fund first became effective, which is not necessarily the same date the Underlying Mutual Fund was first made available through the Variable Account. For those Underlying Mutual Funds which have not been offered as sub-accounts through the Variable Account for one of the quoted periods, the Cash Values will show the investment performance such Underlying Mutual Funds would have achieved (reduced by any applicable Variable Account and Policy Charges, and Underlying Mutual Fund investment advisory fees and expenses) had they been offered as Sub-Accounts through the Variable Account for the period quoted. Certain Underlying Mutual Funds are not as old as some of the periods quoted, therefore, the Cash Values may not be available for all of the periods shown.

                          Independent Auditors' Report


TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-2:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-2 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-2 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         450,365 shares (cost $3,528,940) ...................................................    $   3,711,009

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         1,251,568 shares (cost $13,536,259) ................................................       12,115,182

      American Century VP - American Century VP International (ACVPInt)
         962,266 shares (cost $6,644,002) ...................................................        6,581,900

      American Century VP - American Century VP Value (ACVPValue)
         247,477 shares (cost $1,686,843) ...................................................        1,715,016

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         288,951 shares (cost $6,988,377) ...................................................        7,215,109

      Dreyfus Stock Index Fund (DryStkIx)
         1,707,776 shares (cost $40,352,694) ................................................       43,975,229

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         15,469 shares (cost $435,161) ......................................................          431,598

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         57,884 shares (cost $1,280,956) ....................................................        1,202,834

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         2,871,655 shares (cost $56,323,170) ................................................       69,723,785

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,020,415 shares (cost $67,005,105) ................................................       74,957,386

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         1,852,037 shares (cost $23,041,039) ................................................       25,150,659

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         994,402 shares (cost $18,739,132) ..................................................       19,092,517

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         1,569,275 shares (cost $23,423,853) ................................................       28,262,651

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         1,444,442 shares (cost $24,113,457) ................................................       28,802,183

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         57,717 shares (cost $1,083,502) ....................................................        1,112,204

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         26,082 shares (cost $249,822) ......................................................          252,215

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         1,025,559 shares (cost $21,432,535) ................................................       21,752,099

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         792,837 shares (cost $9,071,723) ...................................................        9,022,484

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         41,137,522 shares (cost $41,137,522) ...............................................       41,137,522

                                                                     (Continued)

      Nationwide SAT - Small Company Fund (NSATSmCo)
         861,772 shares (cost $14,442,491) ..........................................      13,659,092

      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,556,451 shares (cost $61,467,891) ........................................      74,634,664

      Neuberger &Berman AMT - Growth Portfolio (NBAMTGro)
         574,343 shares (cost $16,246,741) ..........................................      17,540,438

      Neuberger &Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         417,231 shares (cost $5,804,690) ...........................................       5,891,308

      Neuberger &Berman AMT - Partners Portfolio (NBAMTPart)
         1,394,479 shares (cost $26,115,621) ........................................      28,726,274

      Oppenheimer VAF - Bond Fund (OppBdFd)
         740,592 shares (cost $8,732,177) ...........................................       8,820,455

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         774,702 shares (cost $13,493,381) ..........................................      16,555,373

      Oppenheimer VAF - Growth Fund (OppGro)
         19,076 shares (cost $615,472) ..............................................         618,841

      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         726,507 shares (cost $10,917,824) ..........................................      12,357,889

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,170,744 shares (cost $20,723,927) ........................................      25,405,139

      Strong VIF - Strong Discovery Fund II (StDisc2)
         627,226 shares (cost $7,206,442) ...........................................       7,545,529

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         213,104 shares (cost $2,308,084) ...........................................       1,986,133

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         230,121 shares (cost $2,486,613) ...........................................       2,529,034

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         218,008 shares (cost $3,213,391) ...........................................       2,398,087

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         401,815 shares (cost $7,002,936) ...........................................       6,316,535

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         480,988 shares (cost $7,935,817) ...........................................       7,623,661

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         950,953 shares (cost $11,329,279) ..........................................       9,975,497

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         69,318 shares (cost $768,255) ..............................................         766,662

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         947,893 shares (cost $15,514,842) ..........................................      15,621,270
                                                                                        -------------
            Total investments .......................................................     655,185,463
   Accounts receivable ..............................................................       3,401,859
                                                                                        -------------
            Total assets ............................................................     658,587,322
ACCOUNTS PAYABLE ....................................................................               -
                                                                                        -------------
CONTRACT OWNERS' EQUITY (NOTE 8) ....................................................   $ 658,587,322
                                                                                        =============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                 1997             1996             1995
                                                            -------------     ------------     ------------
INVESTMENT ACTIVITY:
   Reinvested dividends ................................    $   9,547,366        6,387,808        4,182,333
   Mortality and expense charges (note 3)
         Single Premium contracts issued prior to
            April 16, 1990 .............................          (17,545)         (16,385)         (15,723)
         Single Premium contracts issued on or after
            April 16, 1990 .............................       (1,003,388)        (874,853)        (670,173)
         Multiple Payment and Flexible Premium contracts       (3,622,060)      (2,092,228)      (1,061,446)
                                                            -------------     ------------     ------------
      Net investment activity ..........................        4,904,373        3,404,342        2,434,991
                                                            -------------     ------------     ------------

   Proceeds from mutual fund shares sold ...............      443,749,426      275,979,207      163,574,836
   Cost of mutual funds sold ...........................     (409,583,997)    (266,008,543)    (154,208,870)
                                                            -------------     ------------     ------------
      Realized gain on investments .....................       34,165,429        9,970,664        9,365,966
   Change in unrealized gain on investments ............       31,280,650       12,175,328       17,134,325
                                                            -------------     ------------     ------------
      Net gain on investments ..........................       65,446,079       22,145,992       26,500,291
                                                            -------------     ------------     ------------
   Reinvested capital gains ............................       19,594,720       10,584,883        2,581,875
                                                            -------------     ------------     ------------
         Net increase in contract owners'
            equity resulting from operations ...........       89,945,172       36,135,217       31,517,157
                                                            -------------     ------------     ------------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners .....      218,381,791      174,104,282      106,694,208
   Surrenders ..........................................      (11,960,967)      (6,124,049)      (4,970,867)
   Death benefits (note 4) .............................         (664,672)        (730,700)        (143,265)
   Policy loans (net of repayments) (note 5) ...........       (9,898,715)      (6,468,023)      (2,529,830)
   Deductions for surrender charges (note 2d) ..........       (1,603,674)        (721,263)        (364,725)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c) .....      (34,553,252)     (24,075,896)     (14,110,656)
   Deductions for asset charges (note 3) ...............         (227,535)         (20,037)              --
                                                            -------------     ------------     ------------
         Net increase in equity transactions ...........      159,472,976      135,964,314       84,574,865
                                                            -------------     ------------     ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..................      249,418,148      172,099,531      116,092,022
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ............      409,169,174      237,069,643      120,977,621
                                                            -------------     ------------     ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..................    $ 658,587,322      409,169,174      237,069,643
                                                            =============     ============     ============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-2 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Balanced (ACVPBal)
                  (formerly TCI Portfolios - TCI Balanced)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
                American Century VP - American Century VP International
                  (ACVPInt) (formerly TCI Portfolios - TCI International)
                American Century VP - American Century VP Value (ACVPValue)
                  (formerly TCI Portfolios - TCI Value)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
                Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide
                SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs) (formerly
                  Van Eck WIT - Gold and Natural Resources Fund)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec) (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premiums

         For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.

         On last survivor flexible premium contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. The Company also deducts a sales load from each premium payment received not to exceed 5% of each premium payment during the first ten years and 1.5% of each premium payment thereafter.

         The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

         For last survivor flexible premium contracts, the monthly cost of insurance is determined in a manner that reflects the anticipated mortality of the two insureds and the fact that the death benefit is not payable until the death of the second insured policyholder.

     (c) Administrative Charges

         An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

         For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

              Contracts issued prior to April 16, 1990: Purchase payments totalling less than $25,000 - $10/month Purchase payments totalling $25,000 or more - none

              Contracts issued on or after April 16, 1990:
                Purchase payments totalling less than $25,000 - $90/year ($65/year in New York) Purchase payments totalling $25,000 or more - $50/year

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         For modified single premium contracts, the monthly charge is equal to an annual rate of .30% multiplied by the policy's cash value. For policy years 11 and later, this monthly charge is reduced to an annual rate of 0.15% of the policy's cash value. The monthly charge is subject to a $10 minimum.

         For last survivor flexible premium contracts, the Company deducts a monthly administrative charge equal to the sum of the policy charge and the basic coverage charge. For policy years one through ten the policy charge is $10. Additionally, there is a $0.04 per $1000 basic coverage charge (not less than $20 or more than $80 per policy). For policy years eleven and after, the policy charge is $5. Additionally, there is a $0.02 per $1000 basic coverage charge (not less than $10 or more than $40 per policy). Additionally, the Company deducts a monthly increase charge of $2.40 per $1000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The charge may be raised to $3.60 per $1000 of increase per year at the Company's discretion.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For modified single premium contracts, the amount charged is based on the original purchase payment. The charge is 10% in the first year, declining to 0% in the ninth year.

         For last survivor flexible premium contracts, the charge is 100% of the initial surrender charge, declining to 0% in the fourteenth year if the average issue age is 74 or less. The charge is 100% of the initial surrender charge, declining to 0% in the ninth year if the average issue age is 75 or greater. For last survivor flexible payment contracts, the initial surrender charge is comprised of two components, an underwriting surrender charge and a sales surrender charge.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3)  ASSET CHARGES

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria. For single premium contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

     For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. The above charges are assessed through the daily unit value calculation.

     For modified single premium contracts, the Company deducts an annual rate of .90% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For last survivor flexible premium contracts, the Company deducts an annual rate of .80% in policy years one through ten. This charge is assessed monthly by liquidating units. In policy years eleven and greater, the Company deducts an annual rate of .80% if the cash value of the contract is less than $100,000. If the cash value is greater than or equal to $100,000, the Company reduces the annual asset fee rate to .30%.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% (50% during first year of single and modified single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment, flexible premium, modified single and last survivor flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

         -        Beginning unit value - Jan. 1

         - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         - Asset charges (This amount reflects the decrease in the unit value due to the charges discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997, for each product in the accumulation phase.

     Contract owners' equity represented by:                                                       ANNUAL
                                                             UNITS      UNIT VALUE                 RETURN
                                                           ---------    ---------                 --------
Single Premium contracts issued prior to April 16, 1990:
   American Century VP - American Century
      VP Capital Appreciation ..........................      8,329    $23.049846    $  191,982     (4)%
   Dreyfus Stock Index Fund ............................      9,956     21.945853       218,493     32%
   Fidelity VIP - Equity-Income Portfolio ..............      6,812     37.884780       258,071     27%
   Fidelity VIP - Growth Portfolio .....................      5,177     42.050483       217,695     22%
   Fidelity VIP - High Income Portfolio ................      3,493     28.548032        99,718     17%
   Fidelity VIP - Overseas Portfolio ...................      5,108     21.717871       110,935     11%
   Fidelity VIP-II - Asset Manager Portfolio ...........      1,203     24.530415        29,510     20%
   Fidelity VIP-II - Contrafund Portfolio ..............      3,331     16.387248        54,586     23%
   Nationwide SAT -
      Capital Appreciation Fund ........................      2,373     24.356996        57,799     33%
   Nationwide SAT -
      Government Bond Fund .............................      2,159     21.554629        46,536      9%
   Nationwide SAT - Money Market Fund ..................      9,301     15.508767       144,247      4%
   Nationwide SAT - Small Company Fund .................        124     16.146794         2,002     16%
   Nationwide SAT - Total Return Fund ..................      2,904     34.253930        99,473     28%
   Neuberger &Berman AMT -
      Growth Portfolio .................................      5,113     31.739871       162,286     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ..................      5,557     17.375997        96,558      6%
   Neuberger & Berman AMT -
      Partners Portfolio ...............................      2,379     22.629887        53,837     30%
   Strong Opportunity Fund II, Inc. ....................        456     26.626359        12,142     24%
   Van Eck WIT - Worldwide Bond Fund ...................         22     14.891060           328      1%
   Van Eck WIT -
      Worldwide Hard Assets Fund .......................      5,526     14.622970        80,807     (3)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .............................      4,138     18.062622        74,743     20%
   Warburg Pincus Trust -
      International Equity Portfolio ...................      1,792     11.264405        20,186     (3)%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ...................        134     16.093971         2,157     15%

Single Premium contracts issued on or
after April 16, 1990:
   American Century VP -
      American Century VP Balanced .....................     38,245     16.350628       625,330     14%
   American Century VP - American Century
      VP Capital Appreciation ..........................    129,674     15.434921     2,001,508     (5)%

                                                                     (Continued)

American Century VP -
   American Century VP International ....      109,065    13.757328     1,500,443     17%
American Century VP -
   American Century VP Value ............       36,293    12.622928       458,124     24%
The Dreyfus Socially Responsible
   Growth Fund, Inc. ....................       27,923    21.605205       603,282     27%
Dreyfus Stock Index Fund ................      252,267    21.622115     5,454,546     31%
Dreyfus VIF -
   Capital Appreciation Portfolio .......        8,365    10.192453        85,260      2%(a)
Dreyfus VIF -
   Growth and Income Portfolio ..........       11,510    11.456116       131,860     15%
Fidelity VIP - Equity-Income Portfolio ..      525,933    30.880183    16,240,907     26%
Fidelity VIP - Growth Portfolio .........      325,852    28.978553     9,442,719     22%
Fidelity VIP - High Income Portfolio ....      160,493    29.267460     4,697,222     16%
Fidelity VIP - Overseas Portfolio .......      310,985    15.587449     4,847,463     10%
Fidelity VIP-II - Asset Manager Portfolio      293,986    23.873730     7,018,542     19%
Fidelity VIP-II - Contrafund Portfolio ..      257,262    16.244815     4,179,174     23%
Fidelity VIP-III -
   Growth Opportunities Portfolio .......       31,619    10.932562       345,677      9%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ......        5,443     9.810873        53,401     (2)%(a)
Nationwide SAT -
   Capital Appreciation Fund ............       71,279    23.875030     1,701,788     33%
Nationwide SAT -
   Government Bond Fund .................      255,535    17.806978     4,550,306      8%
Nationwide SAT - Money Market Fund ......    1,051,590    12.964662    13,633,509      4%
Nationwide SAT - Small Company Fund .....       79,580    16.023638     1,275,161     16%
Nationwide SAT - Total Return Fund ......      149,445    29.430261     4,398,205     28%
Neuberger &Berman AMT -
   Growth Portfolio .....................      135,697    22.311330     3,027,581     27%
Neuberger &Berman AMT -
   Limited Maturity Bond Portfolio ......      169,876    14.844266     2,521,685      5%
Neuberger &Berman AMT -
   Partners Portfolio ...................      233,445    22.361130     5,220,094     30%
Oppenheimer VAF - Bond Fund .............       89,920    17.910876     1,610,546      8%
Oppenheimer VAF -
   Global Securities Fund ...............      113,733    16.036486     1,823,878     21%
Oppenheimer VAF - Growth Fund ...........       10,788    10.428297       112,500      4%(a)
Oppenheimer VAF -
   Multiple Strategies Fund .............      152,543    21.638756     3,300,841     16%
Strong Opportunity Fund II, Inc. ........      132,285    26.101254     3,452,804     24%
Strong VIF - Strong Discovery Fund II ...       68,152    17.738866     1,208,939     10%
Strong VIF -
   Strong International Stock Fund II ...       40,251     9.511045       382,829    (15)%
Van Eck WIT - Worldwide Bond Fund .......       45,566    14.492332       660,358      1%
Van Eck WIT -
   Worldwide Emerging Markets Fund ......       35,382     8.793232       311,122    (13)%
Van Eck WIT -
   Worldwide Hard Assets Fund ...........      142,782    16.093994     2,297,933     (3)%

   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio .................       98,406    17.905659     1,762,024     20%
   Warburg Pincus Trust -
      International Equity Portfolio .......      134,117    11.166430     1,497,608     (4)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio .......       20,440    11.370593       232,415     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio .......      175,452    15.954033     2,799,167     14%

Multiple Payment contracts and
Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced .........      162,980    16.822481     2,741,728     15%
   American Century VP - American Century
      VP Capital Appreciation ..............      655,176    14.709822     9,637,522     (4)%
   American Century VP -
      American Century VP International ....      333,719    13.994328     4,670,173     18%
   American Century VP -
      American Century VP Value ............       81,237    12.687534     1,030,697     25%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. ....................      275,028    22.067304     6,069,126     27%
   Dreyfus Stock Index Fund ................    1,577,410    22.086039    34,838,739     32%
   Dreyfus VIF -
      Capital Appreciation Portfolio .......       33,449    10.216196       341,722      2%(a)
   Dreyfus VIF -
      Growth and Income Portfolio ..........       74,022    11.514756       852,345     15%
   Fidelity VIP - Equity-Income Portfolio ..    1,533,661    32.007773    49,089,073     27%
   Fidelity VIP - Growth Portfolio .........    2,133,432    29.627929    63,209,172     22%
   Fidelity VIP - High Income Portfolio ....      660,090    27.535006    18,175,582     17%
   Fidelity VIP - Overseas Portfolio .......      801,447    16.959418    13,592,075     11%
   Fidelity VIP-II - Asset Manager Portfolio      930,767    21.747656    20,242,001     20%
   Fidelity VIP-II - Contrafund Portfolio ..    1,351,683    16.448700    22,233,428     23%
   Fidelity VIP-III -
      Growth Opportunities Portfolio .......       55,769    10.958018       611,118     10%(a)
   Morgan Stanley -
      Emerging Markets Debt Portfolio ......       16,674     9.833749       163,968     (2)%(a)
   Nationwide SAT -
      Capital Appreciation Fund ............      755,171    24.563746    18,549,829     33%
   Nationwide SAT -
      Government Bond Fund .................      237,476    16.735906     3,974,376      9%
   Nationwide SAT - Money Market Fund ......    1,823,184    12.754301    23,253,438      4%
   Nationwide SAT - Small Company Fund .....      690,077    16.199871    11,179,158     16%
   Nationwide SAT - Total Return Fund ......    2,342,232    28.233403    66,129,180     28%
   Neuberger &Berman AMT -
      Growth Portfolio .....................      628,860    22.117203    13,908,624     28%
   Neuberger &Berman AMT -
      Limited Maturity Bond Portfolio ......      178,356    14.349688     2,559,353      6%


                                                                     (Continued)

   Neuberger &Berman AMT -
      Partners Portfolio ................    928,663    22.746051    21,123,416     30%
   Oppenheimer VAF - Bond Fund ..........    381,236    17.086434     6,513,964      8%
   Oppenheimer VAF -
      Global Securities Fund ............    855,620    16.380762    14,015,708     21%
   Oppenheimer VAF - Growth Fund ........     40,779    10.452595       426,246      5%(a)
   Oppenheimer VAF -
      Multiple Strategies Fund ..........    387,094    21.450954     8,303,536     16%
   Strong Opportunity Fund II, Inc. .....    791,884    26.851737    21,263,461     24%
   Strong VIF - Strong Discovery Fund II     337,867    18.249145     6,165,784     11%
   Strong VIF -
      Strong International Stock Fund II     140,532     9.615755     1,351,321    (14)%
   Van Eck WIT - Worldwide Bond Fund ....    121,423    13.690999     1,662,402      2%
   Van Eck WIT -
      Worldwide Emerging Markets Fund ...    222,956     8.838307     1,970,554    (12)%
   Van Eck WIT -
      Worldwide Hard Assets Fund ........    212,577    17.834480     3,791,200     (2)%
   Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio ..............    275,704    18.130321     4,998,602     21%
   Warburg Pincus Trust -
      International Equity Portfolio ....    651,598    11.306660     7,367,397     (3)%
   Warburg Pincus Trust -
      Post Venture Capital Portfolio ....     44,199    11.428806       505,142     12%
   Warburg Pincus Trust -
      Small Company Growth Portfolio ....    712,489    16.154327    11,509,780     15%

Modified Single Premium contracts and
Last Survivor Flexible Premium contracts:
   American Century VP -
      American Century VP Balanced ......     27,206    12.659036       344,402     16%
   American Century VP - American Century
      VP Capital Appreciation ...........     32,542     8.821378       287,065     (3)%
   American Century VP -
      American Century VP International .     32,515    12.781185       415,580     19%
   American Century VP -
      American Century VP Value .........     17,691    12.791587       226,296     26%
   The Dreyfus Socially Responsible
      Growth Fund, Inc. .................     37,804    14.359114       542,832     28%
   Dreyfus Stock Index Fund .............    228,273    15.236658     3,478,118     33%
   Dreyfus VIF -
      Capital Appreciation Portfolio ....        450    10.254291         4,614      3%(a)
   Dreyfus VIF -
      Growth and Income Portfolio .......     18,834    11.609215       218,648     16%
   Fidelity VIP - Equity-Income Portfolio    299,539    13.822981     4,140,522     28%
   Fidelity VIP - Growth Portfolio ......    162,254    12.898986     2,092,912     23%
   Fidelity VIP - High Income Portfolio .    171,832    12.743794     2,189,792     18%
   Fidelity VIP - Overseas Portfolio ....     45,600    11.900892       542,681     12%

Fidelity VIP-II - Asset Manager Portfolio..      73,280     13.298253          974,496      21%
Fidelity VIP-II - Contrafund Portfolio ....     167,595     13.965921        2,340,619      24%
Fidelity VIP-III -
   Growth Opportunities Portfolio .........      13,840     10.998857          152,224      10%(a)
Morgan Stanley -
   Emerging Markets Debt Portfolio ........       3,497      9.870449           34,517      (1)%(a)
Nationwide SAT -
   Capital Appreciation Fund ..............      92,414     15.614947        1,443,040      34%
Nationwide SAT -
   Government Bond Fund ...................      38,575     11.711522          451,772      10%
Nationwide SAT - Money Market Fund ........     680,581     10.882768        7,406,605       5%
Nationwide SAT - Small Company Fund .......      99,062     12.350345        1,223,450      17%
Nationwide SAT - Total Return Fund ........     270,928     14.813042        4,013,268      29%
Neuberger & Berman AMT -
   Growth Portfolio .......................      35,081     12.732630          446,673      29%
Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio ........      63,831     11.183579          713,859       7%
Neuberger & Berman AMT -
   Partners Portfolio .....................     154,752     15.062681        2,330,980      31%
Oppenheimer VAF - Bond Fund ...............      60,188     11.629634          699,964       9%
Oppenheimer VAF -
   Global Securities Fund .................      53,741     13.263226          712,779      22%
Oppenheimer VAF - Growth Fund .............       7,635     10.491590           80,103       5%(a)
Oppenheimer VAF -
   Multiple Strategies Fund ...............      58,544     12.821215          750,605      17%
Strong Opportunity Fund II, Inc. ..........      50,153     13.507426          677,438      25%
Strong VIF - Strong Discovery Fund II .....      15,515     11.010302          170,825      11%
Strong VIF -
   Strong International Stock Fund II .....      28,984      8.695226          252,022     (14)%
Van Eck WIT - Worldwide Bond Fund .........      19,142     10.767851          206,118       2%
Van Eck WIT -
   Worldwide Emerging Markets Fund ........      13,242      8.910909          117,998     (12)%
Van Eck WIT -
   Worldwide Hard Assets Fund .............      14,793      9.887286          146,263      (2)%
Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio ...................      47,746     16.610019          793,062      21%
Warburg Pincus Trust -
   International Equity Portfolio .........     112,574      9.710827        1,093,187      (2)%
Warburg Pincus Trust -
   Post Venture Capital Portfolio .........       2,527     11.522579           29,118      13%
Warburg Pincus Trust -
   Small Company Growth Portfolio .........     116,237     11.365509        1,321,093      16%
                                                =======     =========    -------------
                                                                         $ 658,587,322
                                                                         =============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                   ACVPCapAp         DryStkIx        FidVIPEI         FidVIPGr         FidVIPHI         FidVIPOv
                                 ------------     ------------     ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1    $  24.053649        16.663330        29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .485163          .958001         3.077613         1.268399         1.954453         1.709218
                                 ------------     ------------     ------------     ------------     ------------     ------------

Unrealized gain (loss)              (1.263148)        4.511423         5.277194         6.771006         2.351846          .559210
                                 ------------     ------------     ------------     ------------     ------------     ------------

Asset charges                        (.225818)        (.186901)        (.324655)        (.368048)        (.251580)        (.204640)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  23.049846        21.945853        37.884780        42.050483        28.548032        21.717871
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (4)%             32%              27%              22%              17%              11%
                                 ============     ============     ============     ============     ============     ============


1996

Beginning unit value - Jan. 1    $  25.381408               **        26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                        2.847171                          1.217030         2.174262         1.977825          .431349
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)              (3.934619)                         2.528645         2.256603         1.050520         1.872575
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.240311)                         (.265018)        (.311006)        (.220314)        (.176013)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  24.053649                         29.854628        34.379126        24.493313        19.654083
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             (5)%                              13%              14%              13%              12%
                                 ============     ============     ============     ============     ============     ============


1995

Beginning unit value - Jan. 1    $  19.544976               **        19.708533        22.566466        18.151674        16.131866
                                 ------------     ------------     ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                         .022491                          1.542607          .124738         1.314664          .123427
                                 ------------     ------------     ------------     ------------     ------------     ------------


Unrealized gain (loss)               6.032555                          5.341041         7.828480         2.410020         1.428229
                                 ------------     ------------     ------------     ------------     ------------     ------------


Asset charges                        (.218614)                         (.218210)        (.260417)        (.191076)        (.157350)
                                 ------------     ------------     ------------     ------------     ------------     ------------


Ending unit value - Dec. 31      $  25.381408                         26.373971        30.259267        21.685282        17.526172
                                 ------------     ------------     ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                             30%                               34%              34%              19%               9%
                                 ============     ============     ============     ============     ============     ============


                                      FidVIPAM         FidVIPCon       NSATCapAp         NSATGvtBd
                                    ------------     ------------     ------------     ------------
1997***

Beginning unit value - Jan. 1          20.525705        13.326381        18.283070        19.842234
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           2.507226          .410019          .742935         1.267003
                                    ------------     ------------     ------------     ------------

Unrealized gain (loss)                  1.712461         2.792665         5.535524          .639911
                                    ------------     ------------     ------------     ------------

Asset charges                           (.214977)        (.141817)        (.204533)        (.194519)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            24.530415        16.387248        24.356996        21.554629
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                20%              23%              33%               9%
                                    ============     ============     ============     ============


1996

Beginning unit value - Jan. 1          18.081878               **               **        19.357639
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                           1.189904                                           1.200383
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  1.435663                                           (.533024)
                                    ------------     ------------     ------------     ------------


Asset charges                           (.181740)                                          (.182764)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            20.525705                                          19.842234
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                14%                                                 3%
                                    ============     ============     ============     ============


1995

Beginning unit value - Jan. 1          15.607540               **               **        16.457035
                                    ------------     ------------     ------------     ------------


Reinvested capital gains
and dividends                            .327932                                           1.167149
                                    ------------     ------------     ------------     ------------


Unrealized gain (loss)                  2.304058                                           1.903991
                                    ------------     ------------     ------------     ------------


Asset charges                           (.157652)                                          (.170536)
                                    ------------     ------------     ------------     ------------


Ending unit value - Dec. 31            18.081878                                          19.357639
                                    ------------     ------------     ------------     ------------


Percentage increase (decrease)
in unit value*                                16%                                                18%
                                    ============     ============     ============     ============


* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  NSATMyMkt         NSATSmCo        NSATTotRe        NBAMTGro      NBAMTLMat       NBAMTPart
                                 ------------     ------------    ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1    $  14.875178        13.890860       26.717684       24.838185       16.433880       17.406201
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .778864          .440845        1.558497        2.183777         .969363         .864780
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000         1.957974        6.272453        4.993139         .133106        4.551693
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.145275)        (.142885)       (.294704)       (.275230)       (.160352)       (.192787)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  15.508767        16.146794       34.253930       31.739871       17.375997       22.629887
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%              16%             28%             28%              6%             30%
                                 ============     ============    ============    ============    ============    ============




Beginning unit value - Jan. 1    $  14.287454               **       22.138653       22.976381       15.906671              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .727569                         1.479674        2.084651        1.338753
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.328301         .004126        (.659070)
                                 ------------     ------------    ------------    ------------    ------------    ------------

Asset charges                        (.139845)                        (.228944)       (.226973)       (.152474)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.875178                        26.717684       24.838185       16.433880
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           4%                              21%              8%              3%
                                 ============     ============    ============    ============    ============    ============


1995

Beginning unit value - Jan. 1    $  13.652006               **       17.312690       17.608267       14.475203              **
                                 ------------     ------------    ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .768745                         1.720678         .623265         .804090
                                 ------------     ------------    ------------    ------------    ------------    ------------


Unrealized gain (loss)                .000000                         3.293404        4.945641         .771696
                                 ------------     ------------    ------------    ------------    ------------    ------------


Asset charges                        (.133297)                        (.188119)       (.200792)       (.144318)
                                 ------------     ------------    ------------    ------------    ------------    ------------


Ending unit value - Dec. 31      $  14.287454                        22.138653       22.976381       15.906671
                                 ------------     ------------    ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                           5%                              28%             30%             10%
                                 ============     ============    ============    ============    ============    ============



                                    StOpp2         VEWrldBd       VEWrldHAs         MSRESec
                                 ------------    ------------    ------------    ------------
1997***

Beginning unit value - Jan. 1       21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                        2.183305         .475835         .655044        2.041009
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.245388        (.129445)       (.902356)       1.163065
                                 ------------    ------------    ------------    ------------


Asset charges                        (.228750)       (.137985)       (.144265)       (.152960)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         26.626359       14.891060       14.622970       18.062622
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          24%              1%             (3)%            20%
                                 ============    ============    ============    ============


                                                                                         1996

Beginning unit value - Jan. 1       18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .861320         .394300         .272272         .288822
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               2.443023        (.034088)       2.040791        4.051625
                                 ------------    ------------    ------------    ------------

Asset charges                        (.187014)       (.136142)       (.137772)       (.113219)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         21.426416       14.682655       15.014547       15.011508
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          17%              2%             17%             39%
                                 ============    ============    ============    ============


1995

Beginning unit value - Jan. 1       14.690448       12.443161       11.677805       10.000000
                                 ------------    ------------    ------------    ------------


Reinvested capital gains
and dividends                         .761035        1.008475         .115292         .092106
                                 ------------    ------------    ------------    ------------


Unrealized gain (loss)               3.013032        1.138120        1.160549         .740132
                                 ------------    ------------    ------------    ------------


Asset charges                        (.155428)       (.131171)       (.114390)       (.047958)
                                 ------------    ------------    ------------    ------------


Ending unit value - Dec. 31         18.309087       14.458585       12.839256       10.784280
                                 ------------    ------------    ------------    ------------


Percentage increase (decrease)
in unit value*(a)                          25%             16%             10%              8%(b)
                                 ============    ============    ============    ============



* An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

            Single Premium Contracts Issued Prior to April 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    WPIntEq         WPSmCoGr
                                 ------------     ------------
1997***

Beginning unit value - Jan. 1    $  11.634515        14.048996
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .721426          .000000
                                 ------------     ------------


Unrealized gain (loss)               (.974429)        2.183432
                                 ------------     ------------


Asset charges                        (.117107)        (.138457)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.264405        16.093971
                                 ------------     ------------


Percentage increase (decrease)
   in unit value*                          (3)%             15%
                                 ============     ============




1996

Beginning unit value - Jan. 1    $  10.679811               **
                                 ------------     ------------


Reinvested capital gains
   and dividends                      .226874
                                 ------------     ------------


Unrealized gain (loss)                .835595
                                 ------------     ------------


Asset charges                        (.107765)
                                 ------------     ------------


Ending unit value - Dec. 31      $  11.634515
                                 ------------     ------------


Percentage increase (decrease)
in unit value*                              9%
                                 ============     ============



1995

Beginning unit value - Jan. 1              **               **
                                 ------------     ------------


Reinvested capital gains
and dividends
                                 ------------     ------------


Unrealized gain (loss)
                                 ------------     ------------


Asset charges
                                 ------------     ------------


Ending unit value - Dec. 31
                                 ------------     ------------


Percentage increase (decrease)
in unit value*
                                 ============     ============



* An annualized rate of return cannot be determined as asset charges do not include the policy charges discussed in note 2.

** This investment option was not being utilized or was not available.

*** No other investment options were being utilized.

                        NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP         ACVPINT         ACVPVALUE         DRYSRGRO
                                            ----------       ---------        ----------       ----------       ----------
1997
Beginning unit value - Jan. 1               $14.303509        16.163625        11.748051        10.142583        17.041821
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .804637          .325754          .402865          .154473          .696492
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.443113         (.847176)        1.778602         2.474066         4.123199
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                 (.200631)        (.207282)        (.172190)        (.148194)        (.256307)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $16.350628        15.434921        13.757328        12.622928        21.605205
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  14%             (5)%              17%              24%              27%
                                            ==========       ==========       ==========       ==========       ==========

1996
Beginning unit value - Jan. 1               $12.914886        17.116040        10.403803               **        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .609960         1.918348          .247063               --          .735836
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                         .954721        (2.649394)        1.239275               --         2.266937
                                            ----------       ---------        ----------       ----------       ----------
Asset charges                                 (.176058)        (.221369)        (.142090)              --         (.203172)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                 $14.303509        16.163625         11.748051              --         17.041821
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  11%             (6)%              13%               --              20%
                                            ==========       ==========       ==========       ==========       ==========

1995
Beginning unit value - Jan. 1               $10.801955        13.226279         9.392654               **        10.722275
                                            ----------       ----------       ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .305779          .015219          .000000               --          .392053
                                            ----------       ----------       ----------       ----------       ----------
Unrealized gain (loss)                        1.961461         4.076606         1.136602               --         3.289798
                                            ----------       ----------       ----------       ----------       ----------
Asset charges                                (.154309)         (.202064)        (.125453)              --         (.161906)
                                            ----------       ----------       ----------       ----------       ----------
Ending unit value - Dec. 31                $12.914886         17.116040        10.403803               --        14.242220
                                            ----------       ----------       ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                 20%               29%              11%               --              33%
                                            ==========       ==========       ==========       ==========       ==========





                                              DRYSTKIX         DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            ----------       ----------      ----------       ----------       ----------
1997
Beginning unit value - Jan. 1                16.474993        10.000000        9.986945        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .944651          .084439         .949964         2.516481          .876852
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        4.454866          .168744         .659324         4.306453         4.674425
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.252395)        (.060730)       (.140117)        (.362729)        (.347656)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  21.622115        10.192453       11.456116        30.880183        28.978553
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  31%             2%(b)            15%              26%              22%
                                            ==========       ==========      ==========       ==========       ==========

1996
Beginning unit value - Jan. 1                13.621789               **              **        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .587431               --              --          .998669         1.508424
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        2.459672               --              --         2.069513         1.561724
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.193899)              --              --         (.297162)        (.294823)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  16.474993               --              --        24.419978        23.774932
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  21%               --              --              13%              13%
                                            ==========       ==========      ==========       ==========       ==========

1995
Beginning unit value - Jan. 1                10.088849               **              **        16.234159        15.715602
                                            ----------       ----------      ----------       ----------       ----------
Reinvested capital gains
and dividends                                  .361339               --              --         1.269479          .086841
                                            ----------       ----------      ----------       ----------       ----------
Unrealized gain (loss)                        3.326196               --              --         4.390826         5.444880
                                            ----------       ----------      ----------       ----------       ----------
Asset charges                                 (.154595)              --              --         (.245506)        (.247716)
                                            ----------       ----------      ----------       ----------       ----------
Ending unit value - Dec. 31                  13.621789               --              --        21.648958        20.999607
                                            ----------       ----------      ----------       ----------       ----------
Percentage increase (decrease)
in unit value*(a)                                  35%             --                --              33%              34%
                                            ==========       ==========      ==========       ==========       ==========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON        FIDVIPGROP
                                             --------          --------         --------        ---------        ----------
1997

Beginning unit value - Jan. 1               $25.198564        14.155666        20.046209        13.256842        10.000000
                                            ----------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 2.010016         1.230611         2.447787          .407735          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.412412          .402500         1.666528         2.772953          .995976
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.353532)        (.201328)        (.286794)        (.192715)        (.063414)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.267460        15.587449        23.873730        16.244815        10.932562
                                            ----------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                  16%              10%              19%              23%             9%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $22.388295        12.667544        17.721708        11.071965               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 2.041281          .311669         1.165823          .104326               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.079684         1.350232         1.401973         2.236026               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.310696)        (.173779)        (.243295)        (.155475)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $25.198564        14.155666        20.046209        13.256842               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              13%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $18.805616        11.700527        15.350115        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.361583          .089493          .322418          .142783               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.491513         1.033414         2.260958          .998389               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270417)        (.155890)        (.211783)        (.069207)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $22.388295        12.667544        17.721708        11.071965               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  19%               8%              15%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT        NSATSMCO
                                             -------         ---------        ---------        ---------        --------
1997

Beginning unit value - Jan. 1               10.000000        17.984058        16.449774        12.479104        13.833221
                                            ---------        ---------        ---------        ---------        ---------

Reinvested capital gains
and dividends                                 .380433          .728536         1.048107          .652320          .437491
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.509130)        5.437239          .529384          .000000         1.947285
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.060430)        (.274803)        (.220287)        (.166762)        (.194359)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.810873        23.875030        17.806978        12.964662        16.023638
                                            ---------        ---------        ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               8%               4%              16%
                                             ========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1                      **        14.444672        16.104612        12.028786        11.410311
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .749268          .996469          .611421          .133295
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.998693         (.443598)         .000000         2.456523
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.208575)        (.207709)        (.161103)        (.166908)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        17.984058        16.449774         12.479104       13.833221
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               2%                4%             21%
                                             ========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1                      **        11.312336        13.739287         11.534440       10.000000
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .642275          .972265           .648458         .017459
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.653961         1.587542           .000000        1.418328
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.163900)        (.194482)         (.154112)       (.025476)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.444672        16.104612         12.028786       11.410311
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              17%                4%           14%(b)
                                             ========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.339626         1.539595          .830565          .857026         1.104155
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.402014         3.515921          .112862         4.505516          .420527
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.347062)        (.265198)        (.187786)        (.261124)        (.222124)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $29.430261        22.311330        14.844266        22.361130        17.910876
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              27%               5%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.276326          1.474851        1.151075          .549661         1.030165
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.875006          .000818         (.567983)        3.411340         (.269155)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.270588)        (.219491)        (.179189)        (.197162)        (.209417)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.035683        17.521012        14.088625        17.259712        16.608318
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               8%               3%              28%               3%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $15.031721        12.508337        12.496729        10.018146        13.903136
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.489410          .442496          .693794          .081860          .956955
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.856936         3.508824          .664378         3.550382         1.391543
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.223128)        (.194823)        (.170179)        (.154515)        (.194909)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $19.154939        16.264834        13.684722        13.495873        16.056725
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  27%              30%              10%              35%              15%
                                            ==========        =========        =========        =========        =========



                                            OPPGISEC           OPPGRO          OPPMULT          STOPP2           STDISC2
                                            --------           ------          -------          ------           -------
1997
Beginning unit value - Jan. 1               13.270426        10.000000        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .168504          .000000         1.441360         2.145928          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.793865          .491636         1.760353         3.185243         1.826618
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.196309)        (.063339)        (.264033)        (.307371)        (.221295)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.036486        10.428297        21.638756        26.101254        17.738866
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             4%(b)             16%              24%              10%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.413379               **        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.247087          .849403         3.300617
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.016448               --         1.276232         2.405871        (3.177170)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.159401)              --         (.227169)        (.252187)        (.204800)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.270426               --        18.701076        21.077454        16.133543
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 16%               --              14%              17%             (1)%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.309050               **        13.693997        14.552799        12.144445
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .297396               --         1.103154          .753037          .211667
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045694)              --         1.805769         2.978850         4.042004
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.147373)              --         (.197994)        (.210319)        (.183220)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.413379               --        16.404926        18.074367        16.214896
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              24%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           SINGLE PREMIUM CONTRACTS ISSUED ON OR AFTER APRIL 16, 1990

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997

Beginning unit value - Jan. 1               $11.141803        14.339608        10.077849        16.582948        14.933196
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .468352          .464588          .040302          .723268         2.023697
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                       (1.953789)        (.127783)       (1.180028)        (.994564)        1.156620
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.145321)        (.184081)        (.144891)        (.217658)        (.207854)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $ 9.511045        14.492332         8.793232        16.093994        17.905659
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                (15)%               1%            (13)%             (3)%              20%
                                            ==========        =========        =========        =========       ==========

1996
Beginning unit value - Jan. 1               $10.226632        14.170551               **        14.230388        10.765797
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .050938          .385883               --          .301335          .287384
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                        1.007488         (.034573)              --         2.259820         4.034391
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.143255)        (.182253)              --         (.208595)       (.154376)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $11.141803        14.339608               --        16.582948       14.933196
                                            ----------        ---------        ---------        ---------       ----------

Percentage increase (decrease)
in unit value*(a)                                   9%               1%               --              17%             39%
                                            ==========        =========        =========        =========       ==========

1995
Beginning unit value - Jan. 1               $10.000000        12.237880               **        12.988341       10.000000
                                            ----------        ---------        ---------        ---------       ----------
Reinvested capital gains
and dividends                                  .041085          .990055               --          .127947         .091962
                                            ----------        ---------        ---------        ---------       ----------
Unrealized gain (loss)                         .209467         1.118852               --         1.287916         .739397
                                            ----------        ---------        ---------        ---------       ----------
Asset charges                                 (.023920)        (.176236)              --         (.173816)       (.065562)
                                            ----------        ---------        ---------        ---------       ----------
Ending unit value - Dec. 31                 $10.226632        14.170551               --        14.230388       10.765797
                                            ----------        ---------        ---------        ---------       ----------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)            16%                --              10%            8%(b)
                                            ==========        =========        =========        =========       ==========




                                              WPINTEQ         WPPVENCAP         WPSMCOGR
                                              -------         ---------         --------
1997

Beginning unit value - Jan. 1                11.573771        10.163791        13.975650
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .715241          .001645          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                        (.963430)        1.343613         2.166520
                                             ---------        ---------        ---------
Asset charges                                 (.159152)        (.138456)        (.188137)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.166430        11.370593        15.954033
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 (4)%              12%              14%
                                             =========        =========        =========

1996
Beginning unit value - Jan. 1                10.661502               **        12.430586
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .225731               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .833478               --         1.720228
                                             ---------        ---------        ---------
Asset charges                                 (.146940)              --         (.175164)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  11.573771               --        13.975650
                                             ---------        ---------        ---------

Percentage increase (decrease)
in unit value*(a)                                   9%               --              12%
                                             =========        =========        =========

1995
Beginning unit value - Jan. 1                10.000000               **        10.000000
                                             ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .077347               --          .000000
                                             ---------        ---------        ---------
Unrealized gain (loss)                         .650501               --         2.501606
                                             ---------        ---------        ---------
Asset charges                                 (.066346)              --         (.071020)
                                             ---------        ---------        ---------
Ending unit value - Dec. 31                  10.661502               --        12.430586
                                             ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 7%(b)              --            24%(b)
                                             =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                              ACVPBAL         ACVPCAPAP          ACVPINT        ACVPVALUE         DRYSRGRO
                                              -------         ---------          -------        ---------         --------
1997
Beginning unit value - Jan. 1               $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .824605          .309262          .408237          .154643          .711304
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.481680         (.805571)        1.802759         2.480646         4.197125
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.126724)        (.121261)        (.107526)        (.091442)        (.160714)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $16.822481        14.709822        13.994328        12.687534        22.067304
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  15%             (4)%              18%              25%              27%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $13.155049        16.149061        10.477472        10.000000        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .622373         1.812196          .249286          .000000          .747630
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .976138         2.505020         1.252389          .145457         2.296912
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.110640)        (.128845)        (.088289)        (.001770)        (.126762)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $14.642920        15.327392        11.890858        10.143687        17.319589
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  11%             (5)%              13%             1%(b)             20%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.948128        12.417011         9.412116               **        10.788547
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .310910          .014289          .000000               --          .396430
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.992508         3.834812         1.142911               --         3.317353
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.096497)        (.117051)        (.077555)              --         (.100521)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $13.155049         16.149061       10.477472               --        14.401809
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%              30%              11%               --              33%
                                            ==========        =========        =========        =========        =========




                                            DRYSTKIX          DRYCAPAP        DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------          --------        --------         --------         --------
1997
Beginning unit value - Jan. 1               16.744674        10.000000        9.988034        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .963779          .084621         .953991         2.596690          .892486
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       4.535869          .168989         .659188         4.456322         4.767095
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.158283)        (.037414)       (.086457)        (.230809)        (.218212)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 22.086039        10.216196       11.514756        32.007773        29.627929
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 32%             2%(b)            15%              27%              22%
                                            =========        =========       =========        =========        =========

1996
Beginning unit value - Jan. 1               13.775382               **              **        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .596225               --              --         1.025291         1.527554
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       2.494042               --              --         2.132663         1.587071
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.120975)              --              --         (.188129)        (.184124)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 16.744674               --              --        25.185570        24.186560
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 22%               --              --              13%              14%
                                            =========        =========       =========        =========        =========

1995
Beginning unit value - Jan. 1               10.151919               **              **        16.576413        15.828463
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .364933               --              --         1.297971          .087506
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.354508               --              --         4.496038         5.494030
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                (.095978)              --              --         (.154677)        (.153940)
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 13.775382               --              --        22.215745        21.256059
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 36%               --              --              34%              34%
                                            =========        =========       =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             FIDVIPHI          FIDVIPOV         FIDVIPAM        FIDVIPCON       FIDVIPGROP
                                             --------          --------         --------        ---------       ----------
1997

Beginning unit value - Jan. 1               $23.588786        15.324813        18.169993        13.356323        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.882562         1.332926         2.219812          .411003          .000000
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.267847          .436152         1.518239         2.801162          .997084
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204189)        (.134473)        (.160388)        (.119788)        (.039066)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $27.535006        16.959418        21.747656        16.448700        10.958018
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  17%              11%              20%              23%            10%(b)
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $20.852993        13.645033        15.982529        11.099135               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.902180          .335875         1.051899          .104631               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.012148         1.459385         1.270941         2.248711               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.178535)        (.115480)        (.135376)        (.096154)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $23.588786        15.324813        18.169993        13.356323               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  13%              12%              14%              20%               --
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $17.428943        12.540728        13.774855        10.000000               **
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.262495          .095965          .289466          .143118               --
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.316172         1.111417         2.035460          .998657               --
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.154617)        (.103077)        (.117252)        (.042640)              --
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $20.852993        13.645033        15.982529        11.099135               --
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  20%               9%              16%            11%(b)              --
                                            ==========        =========        =========        =========        =========




                                             MSEMMKT         NSATCAPAP        NSATGVTBD        NSATMYMKT         NSATSMCO
                                             -------         ---------        ---------        ---------         --------
1997

Beginning unit value - Jan. 1               10.000000        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .381254          .749108          .983193          .640005          .442290
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.510280)        5.577539          .496554          .000000         1.962570
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                (.037225)        (.173568)        (.127092)        (.100447)        (.120632)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                  9.833749        24.563746        16.735906        12.754301        16.199871
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                              (2)%(b)             33%               9%               4%              16%
                                             ========        =========        =========       ==========        =========

1996
Beginning unit value - Jan. 1                      **        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .766553          .930103          .596995          .133983
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         3.061949         (.412550)         .000000         2.463983
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.131065)        (.119235)        (.096547)        (.103082)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        18.410667        15.383251        12.214743        13.915643
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              25%               3%               4%              22%
                                             ========        =========        =========       ==========        =========

1995
Beginning unit value - Jan. 1                      **        11.465403        12.720514        11.176411        10.000000
                                             --------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                      --          .653781          .903001          .629782          .017475
                                             --------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                             --         2.696528         1.472503          .000000         1.418968
                                             --------        ---------        ---------        ---------        ---------
Asset charges                                      --         (.102482)        (.111085)        (.091898)        (.015684)
                                             --------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                        --        14.713230        14.984933        11.714295        11.420759
                                             --------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  --              28%              18%               5%            14%(b)
                                             ========        =========        =========       ==========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             NSATTOTRE         NBAMTGRO        NBAMTLMAT        NBAMTPART         OPPBDFD
                                             ---------         --------        ---------        ---------         -------
1997
Beginning unit value - Jan. 1               $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.284328         1.519798          .799524          .868124         1.051063
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        5.164704         3.476793          .110278         4.571636          .400626
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.204402)        (.161393)        (.111432)        (.163069)        (.130076)
                                            ----------        ---------        ---------        ---------        ---------

Ending unit value - Dec. 31                 $28.233403        22.117203        14.349688         22.746051       17.086434
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              28%               6%              30%               8%
                                            ==========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.217547         1.448641         1.102543          .554011          .975830
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.737018          .003774         (.542247)        3.446498         (.253799)
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.158554)        (.132892)        (.105789)        (.122495)        (.122023)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $21.988773        17.282005        13.551318        17.469360        15.764821
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  21%               8%               3%              29%               4%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $14.205723        12.214794        11.900389        10.038887        13.065574
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 1.413734          .432461          .661221          .082096          .902009
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        2.703396         3.432609          .635177         3.565899         1.310232
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.130091)        (.117382)        (.099976)        (.095536)        (.113002)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $18.192762        15.962482        13.096811        13.591346        15.164813
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  28%              31%              10%              35%              16%
                                            ==========        =========        =========        =========        =========




                                             OPPGISEC          OPPGRO          OPPMULT           STOPP2          STDISC2
                                             --------          ------          -------           ------          -------
1997
Beginning unit value - Jan. 1               13.487753        10.000000        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .171449          .000000         1.424675         2.199285          .000000
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.844659          .491618         1.740590         3.271150         1.874039
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.123099)        (.039023)        (.160674)        (.194117)        (.139755)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 16.380762        10.452595        21.450954        26.851737        18.249145
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 21%             5%(b)             16%              24%              11%
                                            =========        =========        =========        =========        =========

1996
Beginning unit value - Jan. 1               11.542134               **        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .000000               --         1.226905          .866384         3.367146
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       2.045080               --         1.256649         2.458870       (.3.238459)
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.099461)              --         (.137568)        (.158462)        (.128676)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 13.487753               --        18.446363        21.575419        16.514861
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 17%               --              15%              17%               0%
                                            =========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               11.379737               **        13.372968        14.748256        12.307607
                                            ---------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .299595               --         1.079776          .764407          .215562
                                            ---------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (.045711)              --         1.766931         3.027469         4.106245
                                            ---------        ---------        ---------        ---------        ---------
Asset charges                                (.091487)              --         (.119298)        (.131505)        (.114564)
                                            ---------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 11.542134               --        16.100377        18.408627        16.514850
                                            ---------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  1%               --              20%              25%              34%
                                            =========        =========        =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

           MULTIPLE PAYMENT CONTRACTS AND FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                             STINTSTK2         VEWRLDBD        VEWRLDEMKT       VEWRLDHAS         MSRESEC
                                             ---------         --------        ----------       ---------         -------
1997
Beginning unit value - Jan. 1               $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .471812          .436884          .040323          .797803         2.048475
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                       (1.974108)        (.118284)       (1.191572)       (1.099846)        1.165854
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.090179)        (.106758)        (.089392)        (.148067)        (.129203)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $ 9.615755        13.690999         8.838307        17.834480        18.130321
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (14)%               2%            (12)%             (2)%              21%
                                            ==========        =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.236021        13.253457        10.000000        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .051144          .361660          .000000          .331277          .289441
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.009533         (.030793)         .080699         2.482492         4.059026
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.088468)        (.105167)        (.001751)        (.141181)        (.095484)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $11.208230        13.479157        10.078948        18.284590        15.045195
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                   9%               2%             1%(b)             17%              39%
                                            ==========        =========        =========        =========        =========

1995
Beginning unit value - Jan. 1               $10.000000        11.388987               **        14.178501        10.000000
                                            ----------        ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .041121          .923751               --          .140115          .092168
                                            ----------        ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .209625         1.041904               --         1.410450          .740443
                                            ----------        ---------        ---------        ---------        ---------
Asset charges                                 (.014725)        (.101185)              --         (.117064)        (.040399)
                                            ----------        ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.236021        13.253457               --        15.612002        10.792212
                                            ----------        ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 2%(b)             16%               --              10%             8%(b)
                                            ==========        =========        =========        =========        =========



                                             WPINTEQ         WPPVENCAP         WPSMCOGR
                                             -------         ---------         --------
1997
Beginning unit value - Jan. 1               11.660648        10.164897        14.080553
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .724094          .001654          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                       (.979169)        1.347681         2.190720
                                            ---------        ---------        ---------
Asset charges                                (.098913)        (.085426)        (.116946)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.306660        11.428806        16.154327
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                (3)%              12%              15%
                                            =========        =========        =========


1996
Beginning unit value - Jan. 1               10.687672               **        12.461074
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .227366               --          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .836487               --         1.727810
                                            ---------        ---------        ---------
Asset charges                                (.090877)              --         (.108331)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 11.660648               --        14.080553
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  9%               --              13%
                                            =========        =========        =========

1995
Beginning unit value - Jan. 1               10.000000               **        10.000000
                                            ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .077521               ==          .000000
                                            ---------        ---------        ---------
Unrealized gain (loss)                        .651025               --         2.504833
                                            ---------        ---------        ---------
Asset charges                                (.040874)              --         (.043759)
                                            ---------        ---------        ---------
Ending unit value - Dec. 31                 10.687672               --        12.461074
                                            ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                7%(b)              --            25%(b)
                                            =========        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                              ACVPBAL         ACVPCAPAP        ACVPINT         ACVPVALUE        DRYSRGRO
                                              -------         ---------        -------         ---------        --------
1997
Beginning unit value - Jan. 1               $10.931147        9.118427        10.773558        10.145455        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .616626         .184328          .370567          .154914          .462754
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                        1.111263        (.481377)        1.637060         2.491218         2.716269
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000          .000000          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $12.659036        8.821378        12.781185        12.791587        14.359114
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                  16%            (3)%              19%              26%              28%
                                            ==========       =========        =========        =========        =========


1996
Beginning unit value - Jan. 1               $10.000000       10.000000        10.000000               **        10.000000
                                            ----------       ---------        ---------        ---------        ---------
Reinvested capital gains
and dividends                                  .122861         .000000          .224735               --          .482403
                                            ----------       ---------        ---------        ---------        ---------
Unrealized gain (loss)                         .808286        (.881573)         .548823               --          .697688
                                            ----------       ---------        ---------        ---------        ---------
Asset charges                                  .000000         .000000          .000000               --          .000000
                                            ----------       ---------        ---------        ---------        ---------
Ending unit value - Dec. 31                 $10.931147        9.118427        10.773558               --        11.180091
                                            ----------       ---------        ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 9%(b)         (9)%(b)            8%(b)              --            12%(b)
                                            ==========       =========        =========        =========        =========




                                            DRYSTKIX         DRYCAPAP         DRYGRINC         FIDVIPEI         FIDVIPGR
                                            --------         --------         --------         --------         --------
1997
Beginning unit value - Jan. 1               11.459856        10.000000        9.989781        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .663632          .084913         .960475         1.113391          .385777
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       3.113170          .169378         .658959         1.919441         2.067042
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000          .000000         .000000          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 15.236658        10.254291       11.609215        13.822981        12.898986
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                                 33%             3%(b)            16%              28%              23%
                                            =========        =========       ---------        =========        =========


1996
Beginning unit value - Jan. 1               10.000000               **              **        10.000000        10.000000
                                            ---------        ---------       ---------        ---------        ---------
Reinvested capital gains
and dividends                                 .358216               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Unrealized gain (loss)                       1.101640               --              --          .790149          .446167
                                            ---------        ---------       ---------        ---------        ---------
Asset charges                                 .000000               --              --          .000000          .000000
                                            ---------        ---------       ---------        ---------        ---------
Ending unit value - Dec. 31                 11.459856               --              --        10.790149        10.446167
                                            ---------        ---------       ---------        ---------        ---------
Percentage increase (decrease)
in unit value*(a)                               15%(b)              --              --             8%(b)            4%(b)
                                            =========        =========       ---------        =========        =========

* An annualized rate of return cannot be determined as:
     (a) Asset charges do not include the policy charges discussed in note 2;
         and
     (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                       FIDVIPHI             FIDVIPOV           FIDVIPAM          FIDVIPCON            FIDVIPGROP
                                     ------------         ------------        ------------      ------------        ------------
1997
  Beginning unit value - Jan. 1      $  10.830462            10.668178           11.022140         11.249999           10.000000
                                     ------------         ------------        ------------      ------------        ------------

  Reinvested capital gains
     and dividends ...........            .865053              .928652            1.347657           .346467             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....           1.048279              .304062             .928456          2.369455             .998857
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000             .000000
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  12.743794            11.900892           13.298253         13.965921           10.998857
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 18%                  12%                 21%               24%                 10%(b)
                                     ============         ============        ============      ============        ============

1996

  Beginning unit value - Jan. 1      $  10.000000            10.000000           10.000000         10.000000                  **
                                     ------------         ------------        ------------      ------------        ------------
  Reinvested capital gains
     and dividends ...........            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Unrealized gain (loss) .....            .830462              .668178            1.022140          1.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Asset charges ..............            .000000              .000000             .000000           .000000                  --
                                     ------------         ------------        ------------      ------------        ------------
  Ending unit value - Dec. 31        $  10.830462            10.668178           11.022140         11.249999                  --
                                     ------------         ------------        ------------      ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                  8%(b)                7%(b)              10%(b)            12%(b)              --
                                     ============         ============        ============      ============        ============


                                       MSEMMKT           NSATCAPAP            NSATGVTBD          NSATMYMKT             NSATSMCO
                                     ------------       ------------         ------------       ------------        ------------
1997
  Beginning unit value - Jan. 1         10.000000          11.610340            10.679205          10.339005           10.524418
                                     ------------       ------------         ------------       ------------        ------------

  Reinvested capital gains
     and dividends ...........            .382570            .475750              .685934            .543763             .337176
                                     ------------       ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....           (.512121)          3.528857              .346383            .000000            1.488751
                                     ------------       ------------         ------------       ------------        ------------
  Asset charges ..............            .000000            .000000              .000000            .000000             .000000
                                     ------------       ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31            9.870449          15.614947            11.711522          10.882768           12.350345
                                     ------------       ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 (1)%(b)            34%                  10%                 5%                 17%
                                     ============       ============         ============       ============        ============


1996

  Beginning unit value - Jan. 1                **         10.000000            10.000000          10.000000           10.000000
                                     ------------      ------------         ------------       ------------        ------------
  Reinvested capital gains
     and dividends ...........                 --           .445367              .489314            .339005             .095576
                                     ------------      ------------         ------------       ------------        ------------
  Unrealized gain (loss) .....                 --          1.164973              .189891            .000000             .428842
                                     ------------      ------------         ------------       ------------        ------------
  Asset charges ..............                 --           .000000              .000000            .000000             .000000
                                     ------------      ------------         ------------       ------------        ------------
  Ending unit value - Dec. 31                  --         11.610340            10.679205          10.339005           10.524418
                                     ------------      ------------         ------------       ------------        ------------
  Percentage increase (decrease)
     in unit value*(a) .......                 --                16%(b)                7%(b)              3%(b)               5%(b)
                                     ============      ============         ============       ============        ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                     NSATTOTRE            NBAMTGRO         NBAMTLMAT             NBAMTPART            OPPBDFD
                                   ------------         ------------      ------------         ------------         ------------
1997
  Beginning unit value - Jan. 1    $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .673155              .869066           .618940              .571031              .712931
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....         2.695010             1.993730           .087392             3.015326              .272077
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  14.813042            12.732630         11.183579            15.062681            11.629634
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               29%                  29%                7%                  31%                   9%
                                   ============         ============      ============         ============         ============

1996
  Beginning unit value - Jan. 1    $  10.000000            10.000000         10.000000            10.000000            10.000000
                                   ------------         ------------      ------------         ------------         ------------
  Reinvested capital gains
    and dividends ............          .580169              .000000           .000000              .000000              .479143
                                   ------------         ------------      ------------         ------------         ------------
  Unrealized gain (loss) .....          .864708             (.130166)          .477247             1.476324              .165483
                                   ------------         ------------      ------------         ------------         ------------
  Asset charges ..............          .000000              .000000           .000000              .000000              .000000
                                   ------------         ------------      ------------         ------------         ------------
  Ending unit value - Dec. 31      $  11.444877             9.869834         10.477247            11.476324            10.644626
                                   ------------         ------------      ------------         ------------         ------------
  Percentage increase (decrease)
    in unit value*(a) ........               14%(b)          (1)%(b)                 5%(b)               15%(b)                6%(b)
                                   ============         ============      ============         ============         ============


                                     OPPGISEC              OPPGRO             OPPMULT              STOPP2           STDISC2
                                   ------------         ------------       ------------         ------------      ------------
1997
  Beginning unit value - Jan. 1       10.833847            10.000000          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .137952              .000000            .847553             1.099641           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....         2.291427              .491590           1.036084             1.640956          1.125745
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000              .000000            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         13.263226            10.491590          12.821215            13.507426         11.010302
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               22%                   5%(b)             17%                  25%               11%
                                   ============         ============       ============         ============      ============

1996

  Beginning unit value - Jan. 1       10.000000                   **          10.000000            10.000000         10.000000
                                   ------------         ------------       ------------         ------------      ------------
  Reinvested capital gains
    and dividends ............          .000000                   --            .402281              .045100           .520758
                                   ------------         ------------       ------------         ------------      ------------
  Unrealized gain (loss) .....          .833847                   --            .535297              .721729          (.636201)
                                   ------------         ------------       ------------         ------------      ------------
  Asset charges ..............          .000000                   --            .000000              .000000           .000000
                                   ------------         ------------       ------------         ------------      ------------
  Ending unit value - Dec. 31         10.833847                   --          10.937578            10.766829          9.884557
                                   ------------         ------------       ------------         ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........                8%(b)               --                  9%(b)                8%(b)            (1)%(b)
                                   ============         ============       ============         ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.

                       NATIONWIDE VLI SEPARATE ACCOUNT-2

      MODIFIED SINGLE PREMIUM AND LAST SURVIVOR FLEXIBLE PREMIUM CONTRACTS

                       SCHEDULES OF CHANGES IN UNIT VALUE

                     YEARS ENDED DECEMBER 31, 1997 AND 1996


                                    STINTSTK2              VEWRLDBD             VEWRLDEMKT             VEWRLDHAS
                                   ------------          ------------          ------------          ------------
1997
  Beginning unit value - Jan. 1    $  10.054422             10.516764             10.080710             10.056004
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .424202               .341084               .040355               .439048
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....        (1.783398)             (.089997)            (1.210156)             (.607766)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000               .000000               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $   8.695226             10.767851              8.910909              9.887286
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........              (14)%                   2%                  (12)%                  (2)%
                                   ============          ============          ============          ============


1996
 Beginning unit value - Jan. 1    $  10.000000             10.000000                    **             10.000000
                                   ------------          ------------          ------------          ------------
  Reinvested capital gains
    and dividends ............          .045738               .280847                    --               .181335
                                   ------------          ------------          ------------          ------------
  Unrealized gain (loss) .....          .008684               .235917                    --              (.125331)
                                   ------------          ------------          ------------          ------------
  Asset charges ..............          .000000               .000000                    --               .000000
                                   ------------          ------------          ------------          ------------
  Ending unit value - Dec. 31      $  10.054422             10.516764                    --             10.056004
                                   ------------          ------------          ------------          ------------
  Percentage increase (decrease)
    in unit value*(a) ........                1%(b)                 5%(b)                --                     1%(b)
                                   ============          ============          ============          ============


                                      MSRESEC          WPINTEQ           WPPVENCAP         WPSMCOGR
                                   ------------      ------------       ------------      ------------
1997
  Beginning unit value - Jan. 1       13.673840          9.935018          10.166668          9.827590
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............         1.875805           .621718            .001667           .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         1.060374          (.845909)          1.354244          1.537919
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000            .000000           .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         16.610019          9.710827          11.522579         11.365509
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               21%               (2)%               13%               16%
                                   ============      ============       ============      ============


1996

  Beginning unit value - Jan. 1       10.000000         10.000000                 **         10.000000
                                   ------------      ------------       ------------      ------------
  Reinvested capital gains
    and dividends ............          .255666           .193639               --             .000000
                                   ------------      ------------       ------------      ------------
  Unrealized gain (loss) .....         3.418174          (.258621)              --            (.172410)
                                   ------------      ------------       ------------      ------------
  Asset charges ..............          .000000           .000000               --             .000000
                                   ------------      ------------       ------------      ------------
  Ending unit value - Dec. 31         13.673840          9.935018               --            9.827590
                                   ------------      ------------       ------------      ------------
  Percentage increase (decrease)
    in unit value*(a) ........               37%(b)            (1)%(b)                              (2)%(b)
                                   ============      ============       ============      ============


*  An annualized rate of return cannot be determined as:

      (a)   Asset charges do not include the policy charges discussed in note 2;
            and

      (b) This investment option was not utilized for the entire year indicated.

** This investment option was not being utilized or was not available.


See note 7.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT


This Post-Effective Amendment No. 5 to Form S-6 Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 113 pages.


Representations and Undertakings.

The Signatures.

Accountants' Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.   Power of Attorney dated April 1, 1998               Attached hereto.

2.   Resolution of the Depositor's Board of Directors    Included with the Registration Statement on Form N-8B-2
     authorizing the establishment of the Registrant,    for the Nationwide VLI Separate Account-2 (File No.
     adopted                                             811-5311), and hereby incorporated herein by reference.

3.   Distribution Contracts                              Included with the Registration Statement on Form N-8B-2 for the Nationwide VLI Separate Account-2 (File No. 811-5311),
                                                         and hereby incorporated herein by reference.

4.   Form of Security                                    Filed previously with initial registration (File No.
                                                         33-63179) and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor              Included with the  Registration  Statement on Form N-8B-2 for the Nationwide VLI Separate  Account-2  (File No.  811-5311),
                                                         and hereby incorporated herein by reference.

6.   Application form of Security                        Filed previously with initial registration (File No.
                                                         33-63179) and is hereby incorporated by reference.

7.   Opinion of Counsel                                  Filed previously with initial registration (File No.
                                                         33-63179) and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies. The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account - 2:







We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                           KPMG Peat Marwick LLP



Columbus, Ohio
April 24, 1998

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-2, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment No. 5 and has duly caused this Post-Effective Amendment No. 5 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 24th day of April, 1998.


                                         NATIONWIDE VLI SEPARATE ACCOUNT-2
                                   --------------------------------------------
                                                  (Registrant)
(Seal)                                   NATIONWIDE LIFE INSURANCE COMPANY
Attest:                            --------------------------------------------
                                                   (Sponsor)



W. SIDNEY DRUEN                    By:           JOSEPH P. RATH
---------------------------------     -----------------------------------------
W. Sidney Druen                                  Joseph P. Rath
Assistant Secretary                Vice President-Product and Market Compliance

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 has been signed below by the following persons in the capacities indicated on the 24th day of April, 1998.

              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin

A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell

KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------  Nationwide Insurance Enterprise and Director
Dimon R. McFerson

DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------           Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                                 Director                              By/s/JOSEPH P. RATH
-------------------------------------------------                                                   ----------------------------
James F. Patterson                                                                                         Joseph P. Rath
                                                                                                          Attorney-in-Fact
ARDEN L. SHISLER                                                   Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl